UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Consumer Discretionary Central Fund

June 30, 2016

CDCIP-QTLY-0816
1.851896.109

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
Auto Components - 1.7%
Auto Parts & Equipment - 1.7%
Tenneco, Inc. (a)	412,507	$19,226,951
Visteon Corp.	118,500	7,798,485
		27,025,436
Automobiles - 0.5%
Automobile Manufacturers - 0.5%
Ferrari NV (b)	91,500	3,745,095
Tesla Motors, Inc. (a)	16,300	3,460,164
		7,205,259
Beverages - 3.4%
Distillers & Vintners - 2.0%
Constellation Brands, Inc. Class A (sub. vtg.)	189,700	31,376,380
Soft Drinks - 1.4%
Monster Beverage Corp.	135,044	21,702,921

TOTAL BEVERAGES		53,079,301

Diversified Consumer Services - 1.0%
Specialized Consumer Services - 1.0%
ServiceMaster Global Holdings, Inc. (a)	392,000	15,601,600
Food & Staples Retailing - 0.4%
Hypermarkets & Super Centers - 0.4%
Costco Wholesale Corp.	37,800	5,936,112
Hotels, Restaurants & Leisure - 19.8%
Casinos & Gaming - 2.5%
Las Vegas Sands Corp.	900,173	39,148,524
Hotels, Resorts & Cruise Lines - 5.5%
Accor SA	143,800	5,509,862
Hilton Worldwide Holdings, Inc.	2,740,354	61,740,176
Royal Caribbean Cruises Ltd.	164,200	11,026,030
Wyndham Worldwide Corp.	103,611	7,380,212
		85,656,280
Leisure Facilities - 1.9%
Vail Resorts, Inc.	214,353	29,630,015
Restaurants - 9.9%
Buffalo Wild Wings, Inc. (a)	26,900	3,737,755
Dave & Buster's Entertainment, Inc. (a)	265,993	12,445,812
Domino's Pizza, Inc.	96,900	12,730,722
Jack in the Box, Inc.	22,027	1,892,560
McDonald's Corp.	17,900	2,154,086
Papa John's International, Inc.	283,300	19,264,400
Ruth's Hospitality Group, Inc.	820,081	13,080,292
Sonic Corp.	261,462	7,072,547
Starbucks Corp.	1,404,890	80,247,317
		152,625,491

TOTAL HOTELS, RESTAURANTS & LEISURE		307,060,310

Household Durables - 0.7%
Home Furnishings - 0.6%
Tempur Sealy International, Inc. (a)(b)	171,500	9,487,380
Household Appliances - 0.1%
Techtronic Industries Co. Ltd.	428,500	1,789,416

TOTAL HOUSEHOLD DURABLES		11,276,796

Household Products - 0.3%
Household Products - 0.3%
Spectrum Brands Holdings, Inc.	34,200	4,080,402
Internet & Catalog Retail - 14.7%
Catalog Retail - 0.2%
Liberty Interactive Corp. QVC Group Series A (a)	150,300	3,813,111
Internet Retail - 14.5%
Amazon.com, Inc. (a)	274,805	196,655,954
Netflix, Inc. (a)	147,800	13,520,744
Ocado Group PLC (a)(b)	4,614,751	14,238,857
		224,415,555

TOTAL INTERNET & CATALOG RETAIL		228,228,666

Media - 21.8%
Advertising - 1.7%
Interpublic Group of Companies, Inc.	1,122,902	25,939,036
Cable & Satellite - 10.8%
Charter Communications, Inc. Class A	357,573	81,755,491
Comcast Corp. Class A	860,800	56,115,552
DISH Network Corp. Class A (a)	3,600	188,640
Naspers Ltd. Class N	155,900	23,805,162
Starz Series A (a)	180,523	5,401,248
		167,266,093
Movies & Entertainment - 9.3%
The Walt Disney Co.	1,214,205	118,773,533
Time Warner, Inc.	353,700	26,011,098
		144,784,631

TOTAL MEDIA		337,989,760

Multiline Retail - 0.7%
General Merchandise Stores - 0.7%
B&M European Value Retail S.A.	2,957,125	10,076,576
Software - 0.7%
Application Software - 0.7%
Mobileye NV (a)(b)	227,200	10,483,008
Specialty Retail - 22.7%
Apparel Retail - 9.2%
Inditex SA	115,750	3,888,501
L Brands, Inc.	875,500	58,772,315
Ross Stores, Inc.	1,012,114	57,376,743
TJX Companies, Inc.	297,610	22,984,420
		143,021,979
Automotive Retail - 5.1%
Advance Auto Parts, Inc.	27,000	4,364,010
AutoZone, Inc. (a)	53,100	42,152,904
O'Reilly Automotive, Inc. (a)	120,460	32,656,706
		79,173,620
Home Improvement Retail - 8.4%
Home Depot, Inc.	1,014,700	129,567,043

TOTAL SPECIALTY RETAIL		351,762,642

Textiles, Apparel & Luxury Goods - 7.2%
Apparel, Accessories & Luxury Goods - 1.9%
G-III Apparel Group Ltd. (a)	374,074	17,102,663
Regina Miracle International Holdings Ltd. (b)	764,704	1,014,759
VF Corp.	174,600	10,736,154
		28,853,576
Footwear - 5.3%
NIKE, Inc. Class B	1,488,586	82,169,947

TOTAL TEXTILES, APPAREL & LUXURY GOODS		111,023,523

TOTAL COMMON STOCKS
(Cost $1,210,851,093)		1,480,829,391

Money Market Funds - 6.8%
Fidelity Cash Central Fund, 0.43% (c)	75,579,612	75,579,612
Fidelity Securities Lending Cash Central Fund, 0.46% (c)(d)	29,683,070	29,683,070
TOTAL MONEY MARKET FUNDS
(Cost $105,262,682)		105,262,682
TOTAL INVESTMENT PORTFOLIO - 102.4%
(Cost $1,316,113,775)		1,586,092,073
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(37,083,730)
NET ASSETS - 100%		$1,549,008,343

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$121,913
Fidelity Securities Lending Cash Central Fund	1,054,857
Total	$1,176,770

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,480,829,391	$1,420,506,258	$60,323,133	$--
Money Market Funds	105,262,682	105,262,682	--	--
Total Investments in Securities:	$1,586,092,073	$1,525,768,940	$60,323,133	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$56,529,824
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $1,316,698,370. Net unrealized appreciation aggregated $269,393,703, of which $332,155,429 related to appreciated investment securities and $62,761,726 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Consumer Staples Central Fund

June 30, 2016

CSCIP-QTLY-0816
1.851897.109

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Beverages - 17.5%
Brewers - 0.9%
Anheuser-Busch InBev SA NV	71,053	$9,395,796
China Resources Beer Holdings Co. Ltd.	1,444,000	3,156,215
		12,552,011
Distillers & Vintners - 2.3%
Diageo PLC sponsored ADR	38,400	4,334,592
Kweichow Moutai Co. Ltd.	144,618	6,358,952
Pernod Ricard SA (a)	114,300	12,654,882
Remy Cointreau SA (a)	83,717	7,206,449
		30,554,875
Soft Drinks - 14.3%
Britvic PLC	772,300	6,043,432
Coca-Cola Bottling Co. Consolidated	67,629	9,973,249
Coca-Cola Central Japan Co. Ltd.	134,200	2,568,530
Coca-Cola FEMSA S.A.B. de CV sponsored ADR (a)	27,940	2,317,902
Coca-Cola Icecek Sanayi A/S	339,735	4,147,920
Embotelladora Andina SA Series A sponsored ADR	168,762	3,245,293
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	24,013	2,220,962
Monster Beverage Corp.	274,285	44,080,342
PepsiCo, Inc.	603,083	63,890,613
The Coca-Cola Co.	1,166,087	52,858,724
		191,346,967

TOTAL BEVERAGES		234,453,853

Food & Staples Retailing - 24.3%
Drug Retail - 14.1%
CVS Health Corp.	1,232,091	117,960,392
Drogasil SA	184,500	3,626,476
Walgreens Boots Alliance, Inc.	794,442	66,153,185
		187,740,053
Food Distributors - 0.4%
Chefs' Warehouse Holdings (b)	208,620	3,337,920
United Natural Foods, Inc. (b)	52,805	2,471,274
		5,809,194
Food Retail - 7.3%
Kroger Co.	2,313,550	85,115,505
Magnit OJSC GDR (Reg. S)	27,600	920,159
Sprouts Farmers Market LLC (b)	463,487	10,613,852
SUPERVALU, Inc. (b)	221,500	1,045,480
		97,694,996
Hypermarkets & Super Centers - 2.5%
Costco Wholesale Corp.	99,000	15,546,960
Wal-Mart Stores, Inc.	242,762	17,726,481
		33,273,441

TOTAL FOOD & STAPLES RETAILING		324,517,684

Food Products - 10.9%
Agricultural Products - 2.1%
Bunge Ltd.	447,267	26,455,843
SLC Agricola SA	507,700	2,339,122
		28,794,965
Packaged Foods & Meats - 8.8%
Amplify Snack Brands, Inc. (a)	185,427	2,735,048
Blue Buffalo Pet Products, Inc. (a)(b)	275,800	6,437,172
Mead Johnson Nutrition Co. Class A	532,410	48,316,208
Mondelez International, Inc.	462,000	21,025,620
Nestle SA	142,212	11,018,349
The Hain Celestial Group, Inc. (b)	213,786	10,635,854
TreeHouse Foods, Inc. (b)	138,700	14,237,555
Ulker Biskuvi Sanayi A/S	399,475	2,916,383
		117,322,189

TOTAL FOOD PRODUCTS		146,117,154

Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
Diplomat Pharmacy, Inc. (a)(b)	82,000	2,870,000
Hotels, Restaurants & Leisure - 1.4%
Restaurants - 1.4%
ARAMARK Holdings Corp.	544,879	18,209,856
Household Durables - 0.1%
Housewares & Specialties - 0.1%
Tupperware Brands Corp.	11,200	630,336
Household Products - 16.2%
Household Products - 16.2%
Colgate-Palmolive Co.	492,400	36,043,680
Kimberly-Clark Corp.	47,798	6,571,269
Procter & Gamble Co.	1,973,148	167,066,442
Spectrum Brands Holdings, Inc.	61,402	7,325,873
		217,007,264
Personal Products - 2.2%
Personal Products - 2.2%
Avon Products, Inc.	2,140,300	8,090,334
Coty, Inc. Class A	69,500	1,806,305
Estee Lauder Companies, Inc. Class A	34,500	3,140,190
Herbalife Ltd. (b)	138,076	8,081,588
L'Oreal SA	23,500	4,499,155
Ontex Group NV	57,200	1,803,453
Unilever NV (NY Reg.)	28,600	1,342,484
		28,763,509
Pharmaceuticals - 0.5%
Pharmaceuticals - 0.5%
Perrigo Co. PLC	72,210	6,547,281
Tobacco - 23.9%
Tobacco - 23.9%
Altria Group, Inc.	815,423	56,231,570
British American Tobacco PLC sponsored ADR	1,130,584	146,388,016
ITC Ltd.	796,757	4,361,588
Philip Morris International, Inc.	480,563	48,882,868
Reynolds American, Inc.	1,181,473	63,716,839
		319,580,881
TOTAL COMMON STOCKS
(Cost $903,355,253)		1,298,697,818

Nonconvertible Preferred Stocks - 0.1%
Beverages - 0.1%
Brewers - 0.1%
Ambev SA sponsored ADR
(Cost $546,341)	226,575	1,339,058

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 0.43% (c)	17,936,315	17,936,315
Fidelity Securities Lending Cash Central Fund, 0.46% (c)(d)	20,948,222	20,948,222
TOTAL MONEY MARKET FUNDS
(Cost $38,884,537)		38,884,537
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $942,786,131)		1,338,921,413
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,697,506)
NET ASSETS - 100%		$1,336,223,907

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$60,807
Fidelity Securities Lending Cash Central Fund	203,712
Total	$264,519

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,298,697,818	$1,228,710,858	$69,986,960	$--
Nonconvertible Preferred Stocks	1,339,058	1,339,058	--	--
Money Market Funds	38,884,537	38,884,537	--	--
Total Investments in Securities:	$1,338,921,413	$1,268,934,453	$69,986,960	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$14,164,684
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $945,487,449. Net unrealized appreciation aggregated $393,433,964, of which $405,377,433 related to appreciated investment securities and $11,943,469 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Markets Equity Central Fund

June 30, 2016

EMQ-QTLY-0816
1.876939.107

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.3%
	Shares	Value
Argentina - 0.5%
Grupo Superveille SA sponsored ADR	19,200	$245,568
Telecom Argentina SA Class B sponsored ADR (a)	33,400	612,222
YPF SA Class D sponsored ADR	46,800	898,560

TOTAL ARGENTINA		1,756,350

Austria - 0.3%
Erste Group Bank AG	52,316	1,191,130
Bermuda - 1.3%
AGTech Holdings Ltd. (b)	1,756,000	422,986
Credicorp Ltd. (United States)	8,087	1,248,067
GP Investments Ltd. Class A (depositary receipt) (b)	88,607	206,602
PAX Global Technology Ltd.	1,162,000	1,022,880
Shangri-La Asia Ltd.	1,860,000	1,867,445
VimpelCom Ltd. sponsored ADR	46,600	180,808

TOTAL BERMUDA		4,948,788

Brazil - 3.2%
B2W Companhia Global do Varejo (b)	315,260	922,530
BB Seguridade Participacoes SA	152,000	1,330,112
CCR SA	106,800	558,553
Cielo SA	137,984	1,454,453
Companhia de Saneamento de Minas Gerais	99,730	918,970
Cosan SA Industria e Comercio	86,085	892,660
Direcional Engenharia SA	382,700	650,482
Fibria Celulose SA	30,500	204,422
FPC Par Corretora de Seguros	282,811	1,144,520
Minerva SA (b)	344,500	982,355
Smiles SA	198,700	2,968,469

TOTAL BRAZIL		12,027,526

British Virgin Islands - 0.2%
Mail.Ru Group Ltd. GDR (Reg. S) (b)	35,244	645,289
Canada - 0.7%
Goldcorp, Inc.	25,100	480,260
Pan American Silver Corp.	108,900	1,791,405
Torex Gold Resources, Inc. (b)	309,600	553,563

TOTAL CANADA		2,825,228

Cayman Islands - 12.0%
51job, Inc. sponsored ADR (a)(b)	22,400	656,544
58.com, Inc. ADR (b)	91,132	4,182,047
AAC Technology Holdings, Inc.	103,500	884,836
Alibaba Group Holding Ltd. sponsored ADR (a)(b)	150,522	11,971,015
Autohome, Inc. ADR Class A (b)	2,000	40,220
Bitauto Holdings Ltd. ADR (a)(b)	62,200	1,676,912
BizLink Holding, Inc.	39,000	240,993
China State Construction International Holdings Ltd.	800,000	1,061,496
CK Hutchison Holdings Ltd.	73,200	805,234
Ctrip.com International Ltd. ADR (b)	31,900	1,314,280
Haitian International Holdings Ltd.	250,000	442,328
Himax Technologies, Inc. sponsored ADR	32,200	265,972
JD.com, Inc. sponsored ADR (b)	112,600	2,390,498
Sino Biopharmaceutical Ltd.	1,989,000	1,305,428
SouFun Holdings Ltd. ADR (b)	148,500	746,955
Sunny Optical Technology Group Co. Ltd.	205,000	721,774
Tencent Holdings Ltd.	516,000	11,836,871
Uni-President China Holdings Ltd.	2,960,400	2,501,845
Vipshop Holdings Ltd. ADR (b)	220,700	2,465,219

TOTAL CAYMAN ISLANDS		45,510,467

Chile - 1.8%
Compania Cervecerias Unidas SA sponsored ADR	73,000	1,703,820
CorpBanca SA	97,718,204	829,580
Enersis SA	4,198,837	719,647
Inversiones La Construccion SA	75,977	833,402
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	40,600	1,003,632
Vina Concha y Toro SA	1,025,036	1,618,376

TOTAL CHILE		6,708,457

China - 7.7%
Anhui Conch Cement Co. Ltd. (H Shares)	447,000	1,082,288
BBMG Corp. (H Shares)	2,677,000	807,413
China Life Insurance Co. Ltd. (H Shares)	995,500	2,146,420
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,312,750	1,095,886
China Pacific Insurance (Group) Co. Ltd. (H Shares)	962,900	3,263,412
China Petroleum & Chemical Corp. (H Shares)	1,608,000	1,161,972
China Shenhua Energy Co. Ltd. (H Shares)	439,500	817,426
China Suntien Green Energy Corp. Ltd. (H Shares)	2,480,250	256,398
China Telecom Corp. Ltd. (H Shares)	2,283,930	1,027,121
Industrial & Commercial Bank of China Ltd. (H Shares)	11,089,000	6,183,991
Inner Mongoli Yili Industries Co. Ltd.	493,466	1,239,476
Kweichow Moutai Co. Ltd.	59,121	2,599,591
Maanshan Iron & Steel Ltd. (H Shares) (b)	2,070,000	447,454
PetroChina Co. Ltd. (H Shares)	1,196,000	824,329
PICC Property & Casualty Co. Ltd. (H Shares)	1,026,000	1,617,637
Qingdao Haier Co. Ltd.	1,444,400	1,942,992
Shanghai International Airport Co. Ltd.	193,737	763,686
Zhengzhou Yutong Bus Co. Ltd.	288,814	865,788
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	188,500	1,046,966

TOTAL CHINA		29,190,246

Colombia - 0.2%
Bancolombia SA sponsored ADR	23,700	827,604
Czech Republic - 0.2%
MONETA Money Bank A/S	262,600	773,186
Egypt - 0.1%
Citadel Capital Corp. (b)	1,646,800	181,742
Global Telecom Holding GDR (b)	149,700	278,607

TOTAL EGYPT		460,349

Greece - 0.5%
Hellenic Telecommunications Organization SA	47,645	435,317
Titan Cement Co. SA (Reg.)	70,500	1,454,543

TOTAL GREECE		1,889,860

Hong Kong - 5.7%
AIA Group Ltd.	322,000	1,936,419
China Mobile Ltd.	152,420	1,761,094
China Mobile Ltd. sponsored ADR	97,607	5,651,445
China Resources Beer Holdings Co. Ltd.	860,000	1,879,740
China Resources Power Holdings Co. Ltd.	531,783	798,074
CNOOC Ltd.	3,480,000	4,343,805
CNOOC Ltd. sponsored ADR	400	49,864
Far East Horizon Ltd.	3,386,320	2,644,854
Sinotruk Hong Kong Ltd.	857,500	372,595
Techtronic Industries Co. Ltd.	572,500	2,390,760

TOTAL HONG KONG		21,828,650

India - 9.1%
Adani Ports & Special Economic Zone	383,360	1,179,756
Axis Bank Ltd.	172,442	1,370,079
Bharti Infratel Ltd.	228,636	1,171,393
Coal India Ltd.	479,651	2,228,826
Edelweiss Financial Services Ltd.	614,431	693,288
Eicher Motors Ltd.	3,576	1,021,313
Grasim Industries Ltd.	30,910	2,276,462
Housing Development Finance Corp. Ltd.	103,240	1,923,167
ICICI Bank Ltd.	139,494	499,201
ITC Ltd.	423,125	2,316,261
JK Cement Ltd.	91,062	900,102
Larsen & Toubro Ltd.	62,714	1,396,561
LIC Housing Finance Ltd.	148,233	1,090,765
Lupin Ltd.	113,067	2,586,337
Oil & Natural Gas Corp. Ltd.	363,946	1,170,598
Petronet LNG Ltd.	204,128	891,582
Phoenix Mills Ltd.	178,482	915,396
Power Grid Corp. of India Ltd.	1,123,337	2,719,479
SREI Infrastructure Finance Ltd.	434,995	466,939
State Bank of India	489,098	1,593,043
Sun Pharmaceutical Industries Ltd.	248,554	2,817,832
Tata Consultancy Services Ltd.	85,167	3,227,333

TOTAL INDIA		34,455,713

Indonesia - 0.8%
Link Net Tbk PT	1,135,000	349,786
PT Astra International Tbk (c)	407,900	229,958
PT Bank Mandiri (Persero) Tbk	1,019,650	737,875
PT Bank Rakyat Indonesia Tbk	1,605,200	1,320,810
PT Kalbe Farma Tbk	4,445,400	517,326

TOTAL INDONESIA		3,155,755

Israel - 0.6%
Bezeq The Israel Telecommunication Corp. Ltd.	1,059,927	2,096,812
Japan - 0.1%
Rakuten, Inc.	35,200	382,037
Korea (South) - 11.1%
AMOREPACIFIC Group, Inc.	14,640	2,147,129
Daou Technology, Inc.	51,740	1,057,096
Duk San Neolux Co. Ltd. (b)	6,832	146,632
E-Mart Co. Ltd.	8,736	1,317,550
EO Technics Co. Ltd.	3,468	295,215
Fila Korea Ltd.	17,424	1,377,518
Hanon Systems	87,011	795,873
Hyundai Glovis Co. Ltd.	16,351	2,447,921
Hyundai Industrial Development & Construction Co.	22,286	772,728
Hyundai Mobis	16,752	3,683,434
InterPark INT Corp.	54,834	789,315
Kakao Corp.	6,014	489,095
KB Financial Group, Inc.	86,426	2,456,231
KEPCO Plant Service & Engineering Co. Ltd.	11,620	656,595
Korea Electric Power Corp.	35,659	1,870,765
Korea Express Co. Ltd. (b)	2,757	520,991
Korean Reinsurance Co.	171,587	1,824,455
KT Corp.	15,182	391,887
KT Corp. sponsored ADR (a)	7,390	105,381
LG Chemical Ltd.	8,408	1,919,050
NAVER Corp.	1,175	727,524
NCSOFT Corp.	5,890	1,212,152
Samsung Electronics Co. Ltd.	3,873	4,820,546
Samsung Fire & Marine Insurance Co. Ltd.	3,512	806,185
Samsung SDI Co. Ltd.	10,621	1,005,028
Shinhan Financial Group Co. Ltd.	101,583	3,337,064
SK Hynix, Inc.	149,060	4,239,424
SK Telecom Co. Ltd. sponsored ADR (a)	28,004	585,844
Viatron Technologies, Inc.	15,847	327,647

TOTAL KOREA (SOUTH)		42,126,275

Malaysia - 0.1%
Tenaga Nasional Bhd	148,174	519,337
Mauritius - 0.1%
MakeMyTrip Ltd. (a)(b)	32,500	482,950
Mexico - 4.7%
America Movil S.A.B. de CV Series L sponsored ADR	91,798	1,125,443
Banregio Grupo Financiero S.A.B. de CV	105,618	608,548
CEMEX S.A.B. de CV sponsored ADR	108,576	669,914
El Puerto de Liverpool S.A.B. de CV Class C	135,123	1,426,576
Fibra Uno Administracion SA de CV	618,000	1,313,574
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	123,296	1,266,642
Grupo Comercial Chedraui S.A.B. de CV	331,500	828,816
Grupo Financiero Banorte S.A.B. de CV Series O	900,529	5,049,746
Infraestructura Energetica Nova S.A.B. de CV	105,900	446,189
Macquarie Mexican (REIT)	1,922,500	2,523,718
Promotora y Operadora de Infraestructura S.A.B. de CV	50,370	623,999
Tenedora Nemak SA de CV	370,503	433,679
Wal-Mart de Mexico SA de CV Series V	692,700	1,663,688

TOTAL MEXICO		17,980,532

Netherlands - 1.0%
Cnova NV (b)	24,075	119,171
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 10/21/16 (b)(d)	255,600	831,681
Yandex NV (b)	124,610	2,722,729

TOTAL NETHERLANDS		3,673,581

Nigeria - 0.4%
Guaranty Trust Bank PLC GDR (Reg. S)	125,474	467,039
Transnational Corp. of Nigeria PLC	34,403,697	215,747
Zenith Bank PLC	14,954,287	835,533

TOTAL NIGERIA		1,518,319

Pakistan - 0.4%
Habib Bank Ltd.	812,400	1,532,783
Panama - 0.3%
Copa Holdings SA Class A	18,900	987,714
Philippines - 1.3%
Alliance Global Group, Inc.	3,863,600	1,217,477
Metro Pacific Investments Corp.	1,849,744	275,140
Metropolitan Bank & Trust Co.	943,568	1,815,220
Robinsons Land Corp.	2,760,850	1,735,771

TOTAL PHILIPPINES		5,043,608

Romania - 0.2%
Banca Transilvania SA	1,144,249	583,865
Russia - 5.2%
E.ON Russia JSC	12,890,800	554,166
Lukoil PJSC sponsored ADR	108,200	4,528,563
Magnit OJSC GDR (Reg. S)	62,300	2,077,025
MMC Norilsk Nickel PJSC sponsored ADR	153,900	2,061,234
Mobile TeleSystems OJSC	261,830	995,176
NOVATEK OAO GDR (Reg. S)	23,400	2,394,080
Rosneft Oil Co. OJSC (b)	438,600	2,263,432
Sberbank of Russia	588,520	1,224,336
Sberbank of Russia sponsored ADR	340,392	2,985,395
Sistema JSFC	1,853,100	592,621
Sistema JSFC sponsored GDR	21,981	166,510

TOTAL RUSSIA		19,842,538

Singapore - 0.9%
Ascendas Real Estate Investment Trust	984,800	1,822,591
CapitaMall Trust	361,200	574,316
First Resources Ltd.	780,100	910,232

TOTAL SINGAPORE		3,307,139

South Africa - 7.6%
Alexander Forbes Group Holdings Ltd.	1,288,595	584,745
Aspen Pharmacare Holdings Ltd.	57,200	1,411,069
Barclays Africa Group Ltd.	168,133	1,649,078
Bidcorp Ltd. (b)	60,162	1,135,317
Bidvest Group Ltd.	60,162	567,571
Imperial Holdings Ltd.	189,300	1,933,080
JSE Ltd.	51,600	650,045
Life Healthcare Group Holdings Ltd.	429,400	1,056,466
MTN Group Ltd.	123,200	1,197,305
Naspers Ltd. Class N	91,680	13,999,084
Nedbank Group Ltd.	62,450	792,753
Sasol Ltd.	31,600	854,899
Shoprite Holdings Ltd.	172,200	1,950,322
Telkom SA Ltd.	219,797	991,766

TOTAL SOUTH AFRICA		28,773,500

Spain - 0.3%
Banco Bilbao Vizcaya Argentaria SA	207,431	1,188,466
Taiwan - 7.1%
Advanced Semiconductor Engineering, Inc.	795,000	905,901
Advantech Co. Ltd.	216,000	1,649,665
Boardtek Electronics Corp.	283,000	410,886
E.SUN Financial Holdings Co. Ltd.	1,871,181	1,110,255
Hermes Microvision, Inc.	12,000	498,358
HTC Corp.	176,000	570,672
Inotera Memories, Inc. (b)	222,000	174,132
King's Town Bank	773,000	515,399
Largan Precision Co. Ltd.	14,000	1,296,816
MediaTek, Inc.	38,000	290,839
Siliconware Precision Industries Co. Ltd.	233,000	355,880
Taiwan Cement Corp.	1,890,000	1,893,349
Taiwan Fertilizer Co. Ltd.	436,000	582,995
Taiwan Semiconductor Manufacturing Co. Ltd.	2,852,869	14,400,367
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,780	46,689
Universal Cement Corp.	271,095	184,845
Vanguard International Semiconductor Corp.	311,000	514,882
Wistron NeWeb Corp.	153,000	393,040
Yuanta Financial Holding Co. Ltd.	3,130,448	1,018,118

TOTAL TAIWAN		26,813,088

Thailand - 2.4%
Airports of Thailand PCL (For. Reg.)	57,900	643,816
Intouch Holdings PCL NVDR	289,100	447,634
Jasmine Broadband Internet Infrastructure Fund	1,899,600	568,226
Kasikornbank PCL (For. Reg.)	615,100	3,030,824
PTT Global Chemical PCL (For. Reg.)	403,400	684,682
PTT PCL (For. Reg.)	202,600	1,817,071
Star Petroleum Refining PCL	1,997,500	545,061
Thai Union Frozen Products PCL (For. Reg.)	1,979,000	1,242,749

TOTAL THAILAND		8,980,063

Turkey - 1.0%
Aselsan A/S	214,000	700,810
Enka Insaat ve Sanayi A/S	357,000	544,839
Tupras Turkiye Petrol Rafinelleri A/S	66,358	1,470,649
Turkiye Garanti Bankasi A/S	444,900	1,175,173

TOTAL TURKEY		3,891,471

United Arab Emirates - 1.0%
DP World Ltd.	53,836	893,139
Emaar Properties PJSC	888,003	1,498,964
First Gulf Bank PJSC	457,539	1,569,581

TOTAL UNITED ARAB EMIRATES		3,961,684

United Kingdom - 0.4%
Fresnillo PLC	63,200	1,391,759
United States of America - 0.8%
Cognizant Technology Solutions Corp. Class A (b)	19,208	1,099,466
First Cash Financial Services, Inc.	18,950	972,704
Micron Technology, Inc. (b)	79,400	1,092,544

TOTAL UNITED STATES OF AMERICA		3,164,714

TOTAL COMMON STOCKS
(Cost $317,201,530)		346,436,833

Nonconvertible Preferred Stocks - 6.3%
Brazil - 4.6%
Ambev SA sponsored ADR	735,600	4,347,396
Banco do Estado Rio Grande do Sul SA	236,760	629,434
Companhia Paranaense de Energia-Copel:
(PN-B)	4,460	40,569
(PN-B) sponsored ADR (a)	153,407	1,377,595
Itau Unibanco Holding SA sponsored ADR	523,079	4,937,866
Metalurgica Gerdau SA (PN)	1,084,800	675,404
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.) (b)	331,500	1,926,015
Telefonica Brasil SA	91,460	1,252,760
Vale SA (PN-A) sponsored ADR	522,200	2,094,022

TOTAL BRAZIL		17,281,061

Cayman Islands - 0.3%
China Internet Plus Holdings Ltd. Series A-11 (e)	331,980	1,281,675
Korea (South) - 1.4%
Hyundai Motor Co. Series 2	23,667	1,986,641
Samsung Electronics Co. Ltd.	2,395	2,469,269
Samsung Fire & Marine Insurance Co. Ltd.	5,174	784,188

TOTAL KOREA (SOUTH)		5,240,098

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $20,731,725)		23,802,834
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.2% 8/4/16 (Cost $109,979)	110,000	109,978
	Shares	Value

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 0.43% (f)	7,136,137	7,136,137
Fidelity Securities Lending Cash Central Fund, 0.46% (f)(g)	3,928,050	3,928,050
TOTAL MONEY MARKET FUNDS
(Cost $11,064,187)		11,064,187
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $349,107,421)		381,413,832
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(1,783,018)
NET ASSETS - 100%		$379,630,814

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $831,681 or 0.2% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,281,675 or 0.3% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$1,049,339

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$42,381
Fidelity Securities Lending Cash Central Fund	9,572
Total	$51,953

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$45,833,666	$13,173,854	$31,378,137	$1,281,675
Consumer Staples	32,461,688	11,144,451	21,317,237	--
Energy	29,335,790	7,501,180	21,834,610	--
Financials	92,493,819	29,676,699	62,817,120	--
Health Care	9,694,458	--	9,694,458	--
Industrials	22,256,055	6,232,240	16,023,815	--
Information Technology	82,165,405	25,299,002	56,866,403	--
Materials	23,305,430	7,472,622	15,832,808	--
Telecommunication Services	21,416,932	13,198,512	8,218,420	--
Utilities	11,276,424	4,272,883	7,003,541	--
Government Obligations	109,978	--	109,978	--
Money Market Funds	11,064,187	11,064,187	--	--
Total Investments in Securities:	$381,413,832	$129,035,630	$251,096,527	$1,281,675

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$53,133,413
Level 2 to Level 1	$518,001

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $350,965,658. Net unrealized appreciation aggregated $30,448,174, of which $51,606,782 related to appreciated investment securities and $21,158,608 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Energy Central Fund

June 30, 2016

ENCIP-QTLY-0816
1.851898.109

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Chemicals - 0.6%
Commodity Chemicals - 0.6%
LyondellBasell Industries NV Class A	80,200	$5,968,484
Electric Utilities - 0.3%
Electric Utilities - 0.3%
DONG Energy A/S (a)	66,800	2,409,501
Energy Equipment & Services - 17.6%
Oil & Gas Drilling - 1.3%
Nabors Industries Ltd.	901,900	9,064,095
Odfjell Drilling A/S (a)(b)	740,922	399,245
Trinidad Drilling Ltd.	302,900	595,508
Xtreme Drilling & Coil Services Corp. (a)	1,083,100	2,188,081
		12,246,929
Oil & Gas Equipment & Services - 16.3%
Baker Hughes, Inc.	826,600	37,304,458
Bristow Group, Inc.	32,000	365,120
Dril-Quip, Inc. (a)	165,600	9,676,008
Exterran Corp. (a)	56,100	720,885
Frank's International NV (b)	671,942	9,817,073
Halliburton Co.	370,900	16,798,061
Newpark Resources, Inc. (a)	887,203	5,136,905
Oceaneering International, Inc.	254,351	7,594,921
RigNet, Inc. (a)	97,700	1,308,203
Schlumberger Ltd.	779,044	61,606,799
Superior Energy Services, Inc.	131,800	2,426,438
Tesco Corp.	240,600	1,609,614
Total Energy Services, Inc.	45,200	453,417
U.S. Silica Holdings, Inc.	13,900	479,133
		155,297,035

TOTAL ENERGY EQUIPMENT & SERVICES		167,543,964

Independent Power and Renewable Electricity Producers - 0.8%
Renewable Electricity - 0.8%
NextEra Energy Partners LP	250,700	7,616,266
Metals & Mining - 0.4%
Diversified Metals & Mining - 0.4%
Hi-Crush Partners LP	327,913	4,285,823
Oil, Gas & Consumable Fuels - 79.4%
Coal & Consumable Fuels - 0.3%
CONSOL Energy, Inc. (b)	193,350	3,111,002
Integrated Oil & Gas - 7.0%
Cenovus Energy, Inc.	64,100	886,619
Chevron Corp.	313,203	32,833,070
Exxon Mobil Corp.	209,060	19,597,284
Occidental Petroleum Corp.	132,400	10,004,144
Suncor Energy, Inc.	102,000	2,829,583
		66,150,700
Oil & Gas Exploration & Production - 58.5%
Anadarko Petroleum Corp.	738,772	39,339,609
Apache Corp.	346,800	19,306,356
ARC Resources Ltd. (b)	66,100	1,131,213
Bankers Petroleum Ltd. (a)	364,300	580,872
Black Stone Minerals LP	129,700	2,010,350
Cabot Oil & Gas Corp.	275,800	7,099,092
Callon Petroleum Co. (a)	415,800	4,669,434
Carrizo Oil & Gas, Inc. (a)	410,500	14,716,425
Cimarex Energy Co.	235,221	28,066,570
Concho Resources, Inc. (a)	161,300	19,238,251
ConocoPhillips Co.	489,000	21,320,400
Continental Resources, Inc. (a)(b)	301,700	13,657,959
Denbury Resources, Inc.	182,300	654,457
Devon Energy Corp.	352,000	12,760,000
Diamondback Energy, Inc.	340,300	31,038,763
EOG Resources, Inc.	701,008	58,478,087
EQT Corp.	13,800	1,068,534
Evolution Petroleum Corp.	49,432	270,393
Gran Tierra Energy, Inc. (Canada) (a)	410,200	1,377,970
Gulfport Energy Corp. (a)	109,600	3,426,096
Hess Corp.	545,700	32,796,570
Marathon Oil Corp.	1,110,500	16,668,605
Matador Resources Co. (a)(b)	21,200	419,760
Murphy Oil Corp.	129,800	4,121,150
Newfield Exploration Co. (a)	1,018,300	44,988,494
Noble Energy, Inc.	1,219,394	43,739,663
Oasis Petroleum, Inc. (a)	316,600	2,957,044
Parsley Energy, Inc. Class A (a)	559,900	15,150,894
PDC Energy, Inc. (a)	377,827	21,766,613
Pioneer Natural Resources Co.	137,761	20,830,841
QEP Resources, Inc.	354,200	6,244,546
Range Resources Corp.	49,700	2,144,058
Rice Energy, Inc. (a)	592,900	13,067,516
Ring Energy, Inc. (a)	288,694	2,546,281
RSP Permian, Inc. (a)	242,300	8,453,847
Sanchez Energy Corp. (a)(b)	59,800	422,188
Seven Generations Energy Ltd. (a)	471,400	8,997,813
SM Energy Co. (b)	596,600	16,108,200
Southwestern Energy Co. (a)(b)	246,600	3,102,228
TAG Oil Ltd. (a)	397,742	258,604
Whiting Petroleum Corp. (a)	1,175,500	10,885,130
		555,880,876
Oil & Gas Refining & Marketing - 3.4%
Keyera Corp.	127,100	3,887,915
Phillips 66 Co.	113,900	9,036,826
Valero Energy Corp.	308,805	15,749,055
World Fuel Services Corp.	77,725	3,691,160
		32,364,956
Oil & Gas Storage & Transport - 10.2%
Cheniere Energy Partners LP Holdings LLC	205,300	4,091,629
Cheniere Energy, Inc. (a)	369,700	13,882,235
Enterprise Products Partners LP	443,500	12,976,810
Gener8 Maritime, Inc. (a)	91,900	588,160
Golar LNG Ltd. (b)	191,300	2,965,150
Kinder Morgan, Inc.	1,173,000	21,958,560
Magellan Midstream Partners LP	48,291	3,670,116
Rice Midstream Partners LP	136,400	2,786,652
Shell Midstream Partners LP	89,600	3,027,584
Targa Resources Corp.	209,400	8,824,116
Teekay LNG Partners LP	69,300	779,625
The Williams Companies, Inc.	899,700	19,460,511
Williams Partners LP	68,300	2,365,912
		97,377,060

TOTAL OIL, GAS & CONSUMABLE FUELS		754,884,594

TOTAL COMMON STOCKS
(Cost $839,430,862)		942,708,632

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 0.43% (c)	9,487,286	9,487,286
Fidelity Securities Lending Cash Central Fund, 0.46% (c)(d)	16,729,425	16,729,425
TOTAL MONEY MARKET FUNDS
(Cost $26,216,711)		26,216,711
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $865,647,573)		968,925,343
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(18,203,664)
NET ASSETS - 100%		$950,721,679

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,032
Fidelity Securities Lending Cash Central Fund	78,677
Total	$99,709

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$942,708,632	$939,899,886	$2,808,746	$--
Money Market Funds	26,216,711	26,216,711	--	--
Total Investments in Securities:	$968,925,343	$966,116,597	$2,808,746	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $893,727,300. Net unrealized appreciation aggregated $75,198,043, of which $153,101,782 related to appreciated investment securities and $77,903,739 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Financials Central Fund

June 30, 2016

FNCIP-QTLY-0816
1.851899.109

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Banks - 23.9%
Diversified Banks - 18.7%
Bank of America Corp.	6,700,000	$88,909,000
Citigroup, Inc.	2,225,000	94,317,750
Comerica, Inc.	350,000	14,395,500
JPMorgan Chase & Co.	1,300,900	80,837,926
U.S. Bancorp	2,100,000	84,693,000
Wells Fargo & Co.	1,896,900	89,780,277
		452,933,453
Regional Banks - 5.2%
CoBiz, Inc.	856,200	10,017,540
Huntington Bancshares, Inc.	2,700,000	24,138,000
M&T Bank Corp.	350,000	41,380,500
Popular, Inc.	606,400	17,767,520
Preferred Bank, Los Angeles	105,700	3,052,088
SunTrust Banks, Inc.	700,000	28,756,000
		125,111,648

TOTAL BANKS		578,045,101

Capital Markets - 6.2%
Asset Management & Custody Banks - 3.0%
Affiliated Managers Group, Inc. (a)	85,000	11,965,450
Invesco Ltd.	650,000	16,601,000
Northern Trust Corp.	400,000	26,504,000
Oaktree Capital Group LLC Class A	400,000	17,904,000
		72,974,450
Investment Banking & Brokerage - 3.2%
E*TRADE Financial Corp. (a)	900,000	21,141,000
Goldman Sachs Group, Inc.	305,000	45,316,900
Virtu Financial, Inc. Class A	600,000	10,800,000
		77,257,900

TOTAL CAPITAL MARKETS		150,232,350

Consumer Finance - 5.5%
Consumer Finance - 5.5%
American Express Co.	450,000	27,342,000
Capital One Financial Corp.	1,000,000	63,510,000
OneMain Holdings, Inc. (a)	350,000	7,987,000
Synchrony Financial	1,350,000	34,128,000
		132,967,000
Diversified Consumer Services - 0.6%
Specialized Consumer Services - 0.6%
H&R Block, Inc.	675,000	15,525,000
Diversified Financial Services - 9.5%
Multi-Sector Holdings - 5.8%
Berkshire Hathaway, Inc. Class B (a)	970,000	140,446,299
Specialized Finance - 3.7%
CME Group, Inc.	370,000	36,038,000
IntercontinentalExchange, Inc.	210,000	53,751,600
		89,789,600

TOTAL DIVERSIFIED FINANCIAL SERVICES		230,235,899

Insurance - 19.3%
Insurance Brokers - 4.5%
Brown & Brown, Inc.	1,169,500	43,821,165
Marsh & McLennan Companies, Inc.	925,800	63,380,268
		107,201,433
Life & Health Insurance - 2.3%
Torchmark Corp.	900,000	55,638,000
Multi-Line Insurance - 0.6%
American Financial Group, Inc.	200,000	14,786,000
Property & Casualty Insurance - 10.9%
Allied World Assurance Co. Holdings AG	1,000,000	35,140,000
Allstate Corp.	900,000	62,955,000
Chubb Ltd.	800,000	104,568,000
FNF Group	1,650,000	61,875,000
		264,538,000
Reinsurance - 1.0%
Reinsurance Group of America, Inc.	250,000	24,247,500

TOTAL INSURANCE		466,410,933

IT Services - 5.2%
Data Processing & Outsourced Services - 5.2%
MasterCard, Inc. Class A	375,000	33,022,500
PayPal Holdings, Inc. (a)	125,000	4,563,750
The Western Union Co.	1,450,000	27,811,000
Visa, Inc. Class A	825,000	61,190,250
		126,587,500
Professional Services - 0.8%
Research & Consulting Services - 0.8%
Verisk Analytics, Inc. (a)	250,000	20,270,000
Real Estate Investment Trusts - 23.0%
Diversified REITs - 1.6%
Store Capital Corp.	326,665	9,620,284
VEREIT, Inc.	2,979,500	30,212,130
		39,832,414
Health Care REIT's - 2.7%
Ventas, Inc.	885,000	64,445,700
Industrial REITs - 1.1%
DCT Industrial Trust, Inc.	400,000	19,216,000
Duke Realty LP	300,000	7,998,000
		27,214,000
Mortgage REITs - 2.3%
American Capital Agency Corp.	1,350,000	26,757,000
American Capital Mortgage Investment Corp.	700,000	11,053,000
Redwood Trust, Inc. (b)	1,250,000	17,262,500
		55,072,500
Office REITs - 3.3%
Boston Properties, Inc.	385,000	50,781,500
Douglas Emmett, Inc.	800,000	28,416,000
		79,197,500
Residential REITs - 4.6%
American Campus Communities, Inc.	700,000	37,009,000
Equity Residential (SBI)	425,000	29,274,000
Essex Property Trust, Inc.	50,000	11,404,500
UDR, Inc.	881,500	32,544,980
		110,232,480
Specialized REITs - 7.4%
American Tower Corp.	828,400	94,114,524
Outfront Media, Inc.	1,000,000	24,170,000
Public Storage	240,000	61,341,600
		179,626,124

TOTAL REAL ESTATE INVESTMENT TRUSTS		555,620,718

Real Estate Management & Development - 1.2%
Real Estate Services - 1.2%
Realogy Holdings Corp. (a)	1,000,000	29,020,000
Thrifts & Mortgage Finance - 0.4%
Thrifts & Mortgage Finance - 0.4%
MGIC Investment Corp. (a)	1,158,000	6,890,100
Radian Group, Inc.	331,300	3,452,146
Washington Mutual, Inc. (a)	155,200	2
		10,342,248
Trading Companies & Distributors - 0.4%
Trading Companies & Distributors - 0.4%
AerCap Holdings NV (a)	249,500	8,380,705
TOTAL COMMON STOCKS
(Cost $2,058,595,138)		2,323,637,454

Money Market Funds - 4.1%
Fidelity Cash Central Fund, 0.43% (c)	98,113,255	98,113,255
Fidelity Securities Lending Cash Central Fund, 0.46% (c)(d)	1,363,600	1,363,600
TOTAL MONEY MARKET FUNDS
(Cost $99,476,855)		99,476,855
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $2,158,071,993)		2,423,114,309
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,698,346)
NET ASSETS - 100%		$2,421,415,963

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$303,264
Fidelity Securities Lending Cash Central Fund	4,325
Total	$307,589

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,323,637,454	$2,323,637,452	$--	$2
Money Market Funds	99,476,855	99,476,855	--	--
Total Investments in Securities:	$2,423,114,309	$2,423,114,307	$--	$2

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $2,170,669,973. Net unrealized appreciation aggregated $252,444,336, of which $323,492,833 related to appreciated investment securities and $71,048,497 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Floating Rate Central Fund

June 30, 2016

FR1-QTLY-0816
1.816012.112

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 93.3%(a)
	Principal Amount	Value
Aerospace - 0.9%
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (b)	$2,365,062	$2,335,498
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (b)	3,197,936	3,165,445
Tranche D, term loan 3.75% 6/4/21 (b)	5,807,091	5,730,379
Tranche F, term loan 3.75% 6/9/23 (b)	1,500,000	1,475,625

TOTAL AEROSPACE		12,706,947

Automotive & Auto Parts - 0.9%
Chrysler Group LLC term loan 3.25% 12/31/18 (b)	836,478	833,601
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (b)	2,450,819	2,261,640
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (b)	7,603,161	5,702,371
Tranche 2LN, term loan 10% 11/27/21 (b)	2,641,000	1,716,650
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (b)	897,131	849,099
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (b)	1,505,787	1,490,729

TOTAL AUTOMOTIVE & AUTO PARTS		12,854,090

Broadcasting - 0.9%
Clear Channel Communications, Inc. Tranche D, term loan 7.2103% 1/30/19 (b)	9,995,000	7,274,161
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (b)	2,384,713	2,378,751
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (b)	4,226,249	4,199,075

TOTAL BROADCASTING		13,851,987

Building Materials - 1.1%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (b)	1,685,354	1,679,742
GCP Applied Technologies, Inc. Tranche B, term loan 5.25% 2/3/22 (b)	1,496,250	1,498,120
GYP Holdings III Corp. Tranche 1LN, term loan 4.75% 4/1/21 (b)	3,063,858	3,002,580
Jeld-Wen, Inc. Tranche B, term loan 4.75% 7/1/22 (b)	1,985,000	1,977,556
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (b)	2,977,500	2,910,506
Leighton Services Decoration LLC Tranche B, term loan 5.5% 5/21/22 (b)	3,977,188	3,967,245
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (b)	1,331,029	1,317,718

TOTAL BUILDING MATERIALS		16,353,467

Cable/Satellite TV - 3.3%
Altice U.S. Finance SA Tranche B, term loan 4.25% 12/14/22 (b)	2,882,483	2,868,071
Charter Communication Operating LLC:
Tranche H, term loan 3.25% 8/24/21 (b)	1,995,000	1,987,878
Tranche I, term loan 3.5% 1/24/23 (b)	10,299,188	10,299,188
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (b)	2,450,972	2,431,070
Tranche F, term loan 3% 1/3/21 (b)	3,863,221	3,838,110
CSC Holdings LLC Tranche B, term loan 5% 10/9/22 (b)	3,000,000	3,000,750
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.5% 1/7/22 (b)	2,685,000	2,617,875
Numericable LLC:
Tranche B 1LN, term loan 4.5625% 7/20/22 (b)	1,990,000	1,955,175
Tranche B 6LN, term loan 4.75% 2/10/23 (b)	1,995,000	1,964,357
Tranche B, term loan 5% 1/15/24 (b)	5,530,000	5,474,700
UPC Broadband Holding BV Tranche AH, term loan 3.3444% 6/30/21 (b)	1,525,000	1,486,235
Virgin Media Investment Holdings Ltd. Tranche B, term loan 3.6492% 6/30/23 (b)	1,679,936	1,637,367
WideOpenWest Finance LLC Tranche B, term loan 4.5% 4/1/19 (b)	2,972,475	2,960,912
Zayo Group LLC Tranche B 2LN, term loan 4.5% 5/6/21 (b)	923,884	922,729
Ziggo B.V.:
Tranche B 1LN, term loan 3.6519% 1/15/22 (b)	1,953,726	1,904,882
Tranche B 2LN, term loan 3.6478% 1/15/22 (b)	1,258,404	1,226,944
Tranche B 3LN, term loan 3.6013% 1/15/22 (b)	2,069,870	2,018,123

TOTAL CABLE/SATELLITE TV		48,594,366

Capital Goods - 0.6%
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (b)	450,145	413,008
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4.25% 3/13/22 (b)	4,877,263	4,833,075
SRAM LLC. Tranche B, term loan 4.0075% 4/10/20 (b)	4,112,364	3,618,880

TOTAL CAPITAL GOODS		8,864,963

Chemicals - 2.8%
A. Schulman, Inc. Tranche B, term loan 4% 6/1/22 (b)	2,970,000	2,944,013
Chromaflo Technologies Corp.:
Tranche 2LN, term loan 8.25% 6/2/20 (b)	1,247,952	1,123,157
Tranche B 1LN, term loan 4.5% 12/2/19 (b)	697,165	684,965
Hilex Poly Co. LLC Tranche B 1LN, term loan 6% 12/5/21 (b)	6,763,849	6,763,849
Kraton Polymers LLC Tranche B, term loan 6% 1/6/22 (b)	2,605,000	2,563,763
MacDermid, Inc.:
Tranche B 1LN, term loan 5.5% 6/7/20 (b)	1,437,590	1,416,932
Tranche B 2LN, term loan 5.5% 6/7/20 (b)	2,186,061	2,154,647
Tranche B 3LN, term loan 5.5% 6/7/20 (b)	4,962,500	4,890,544
PQ Corp. Tranche B, term loan 5.75% 11/4/22 (b)	1,500,000	1,498,500
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.5% 6/19/22 (b)	3,465,000	3,430,350
Tranche B 2LN, term loan 8.5% 6/19/23 (b)	355,000	328,375
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (b)	3,373,067	3,368,850
The Chemours Co. LLC Tranche B, term loan 3.75% 5/12/22 (b)	2,436,032	2,345,899
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (b)	2,856,150	2,844,554
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (b)	1,810,667	1,729,187
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (b)	454,835	453,839
Univar, Inc. Tranche B, term loan 4.25% 7/1/22 (b)	2,009,813	1,977,877

TOTAL CHEMICALS		40,519,301

Consumer Products - 0.8%
Hercules Achievement, Inc. Tranche B, term loan 5% 12/11/21 (b)	4,360,575	4,338,772
Revlon Consumer Products Corp. term loan 4% 8/19/19 (b)	4,275,679	4,278,373
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (b)	2,488,272	2,461,324

TOTAL CONSUMER PRODUCTS		11,078,469

Containers - 3.4%
Anchor Glass Container Corp. Tranche B, term loan 4.75% 7/1/22 (b)	4,181,456	4,163,183
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (b)	3,347,092	3,339,762
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (b)	1,871,000	1,836,705
Tranche B 1LN, term loan 4.5% 10/1/21 (b)	8,217,415	8,172,877
Berry Plastics Corp.:
Tranche G, term loan 3.5% 1/6/21 (b)	5,884,667	5,831,352
Tranche H, term loan 3.75% 10/1/22 (b)	6,315,833	6,264,928
BWAY Holding Co. Tranche B, term loan 5.5193% 8/14/20 (b)	3,490,010	3,472,559
Charter NEX U.S. Holdings, Inc. Tranche 2LN, term loan 9.25% 2/5/23 (b)	922,764	885,853
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (b)	6,545,344	6,304,541
Hostess Brands LLC:
Tranche B 1LN, term loan 4.5% 8/3/22 (b)	1,726,950	1,723,496
Tranche B 2LN, term loan 8.5% 8/3/23 (b)	210,000	207,900
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.5% 12/1/18 (b)	7,830,995	7,825,200

TOTAL CONTAINERS		50,028,356

Diversified Financial Services - 2.3%
AlixPartners LLP Tranche B, term loan 4.5% 7/28/22 (b)	3,439,013	3,431,275
Assuredpartners, Inc. Tranche B 1LN, term loan 5.75% 10/22/22 (b)	5,007,375	4,960,456
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (b)	3,682,000	3,675,557
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (b)	912,892	862,683
Fly Funding II Sarl Tranche B, term loan 3.5% 8/9/19 (b)	3,688,120	3,662,008
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5% 4/30/20 (b)	3,000,000	2,991,570
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (b)	1,391,364	1,367,015
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (b)	2,495,000	2,183,125
Tranche B 1LN, term loan 4.75% 9/11/21 (b)	2,844,988	2,740,662
Ocwen Loan Servicing, LLC Tranche B, term loan 5.5% 2/15/18 (b)	2,334,525	2,281,998
TransUnion LLC Tranche B 2LN, term loan 3.5% 4/9/21 (b)	5,924,265	5,843,754

TOTAL DIVERSIFIED FINANCIAL SERVICES		34,000,103

Diversified Media - 0.1%
WMG Acquisition Corp. term loan 3.75% 7/1/20 (b)	1,454,465	1,436,284
Energy - 4.1%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (b)	2,409,272	2,385,180
Chelsea Petroleum Products I LLC Tranche B, term loan 5.25% 10/28/22 (b)	3,811,871	3,735,633
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (b)	3,118,000	2,800,369
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (b)	3,927,234	3,951,779
Citgo Petroleum Corp. Tranche B, term loan 4.5% 7/29/21 (b)	383,317	377,758
CPI Acquisition, Inc. Tranche B, term loan 5.5% 8/17/22 (b)	1,226,782	1,192,027
Crestwood Holdings Partners LLC Tranche B, term loan 9% 6/19/19 (b)	8,080,879	7,077,477
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (b)	6,752,071	4,006,206
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (b)	5,482,941	4,660,500
Tranche C, term loan 5.25% 3/14/21 (b)	436,417	370,954
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (b)	4,272,529	4,146,362
EP Energy LLC Tranche B 3LN, term loan 3.5% 5/24/18 (b)	2,104,190	1,832,392
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (b)	1,686,625	1,683,471
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (b)	4,496,632	3,351,115
Foresight Energy LLC Tranche B, term loan 7.5% 8/23/20 (b)	1,970,000	1,576,000
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (b)	748,007	718,086
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (b)	2,251,722	686,775
Panda Temple Power, LLC term loan 7.25% 4/3/19 (b)	1,681,550	1,521,803
Penn Products Terminals LLC Tranche B, term loan 4.75% 4/13/22 (b)	1,929,771	1,874,290
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (b)	1,829,301	812,209
Targa Resources Corp. term loan 5.75% 2/27/22 (b)	2,436,465	2,412,100
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (b)	4,656,868	3,935,054
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 7% 6/26/22 (b)	4,207,991	3,808,232
Western Refining, Inc. Tranche B, term loan 5.25% 11/12/20 (b)	1,374,258	1,324,441

TOTAL ENERGY		60,240,213

Entertainment/Film - 0.5%
AMC Entertainment, Inc. Tranche B, term loan 4% 12/15/22 (b)	1,492,500	1,491,440
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5% 7/8/22 (b)	2,784,587	2,707,148
Tranche B 2LN, term loan 9.25% 7/8/23 (b)	760,000	684,000
Regal Cinemas Corp. Tranche B, term loan 3.5% 4/1/22 (b)	1,766,650	1,763,064
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 5.25% 5/6/21 (b)	369,467	367,066

TOTAL ENTERTAINMENT/FILM		7,012,718

Environmental - 1.0%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (b)	4,912,357	4,826,391
Metal Services LLC Tranche B, term loan 8.5% 6/30/19 (b)	1,824,988	1,772,520
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (b)	930,000	906,945
Tranche B 1LN, term loan 4% 12/18/20 (b)	5,489,493	5,388,267
WTG Holdings III Corp.:
term loan 5.5% 1/15/21 (b)	1,496,250	1,488,769
Tranche B 1LN, term loan 4.75% 1/15/21 (b)	912,955	903,825

TOTAL ENVIRONMENTAL		15,286,717

Food & Drug Retail - 4.2%
Albertson's LLC:
Tranche B 1LN, term loan 4.75% 12/21/22 (b)	5,107,500	5,097,949
Tranche B 4LN, term loan 4.5% 8/25/21 (b)	24,390,630	24,338,426
Tranche B 6LN, term loan 4.75% 6/22/23 (b)	8,300,000	8,277,175
Candy Intermediate Holdings, Inc. Tranche B 1LN, term loan 5.5% 6/15/23 (b)	3,000,000	2,992,500
GOBP Holdings, Inc.:
Tranche 2LN, term loan 9.25% 10/21/22 (b)	1,871,000	1,777,450
Tranche B 1LN, term loan 5% 10/21/21 (b)	4,733,742	4,615,399
Petco Holdings, Inc. Tranche B 1LN, term loan 5% 1/26/23 (b)	4,492,500	4,463,613
Pizza Hut Holdings LLC Tranche B, term loan 3.1923% 6/16/23 (b)	2,250,000	2,250,000
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (b)	4,814,833	4,812,426
Smart & Final, Inc. Tranche B, term loan 4% 11/15/19 (b)	1,721,971	1,705,285
SUPERVALU, Inc. Tranche B, term loan 5.5% 3/21/19 (b)	1,724,379	1,720,068

TOTAL FOOD & DRUG RETAIL		62,050,291

Food/Beverage/Tobacco - 2.0%
AdvancePierre Foods, Inc. Tranche B 1LN, term loan 4.75% 6/2/23 (b)	2,925,000	2,912,803
B&G Foods, Inc. Tranche B, term loan 3.75% 10/2/22 (b)	1,706,960	1,708,240
Blue Ribbon LLC Tranche B 1LN, term loan 5% 11/13/21 (b)	6,093,885	6,086,268
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (b)	2,333,379	2,310,045
Keurig Green Mountain, Inc. Tranche B, term loan 5.25% 3/3/23 (b)	3,561,667	3,561,667
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (b)	800,962	801,963
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (b)	4,827,000	4,344,300
Tranche B 1LN, term loan 4.9375% 6/30/21 (b)	3,594,213	3,486,386
U.S. Foods, Inc. Tranche B, term loan 4% 6/27/23 (b)	4,000,000	3,980,000

TOTAL FOOD/BEVERAGE/TOBACCO		29,191,672

Gaming - 6.9%
Affinity Gaming LLC Tranche B, term loan 5% 6/16/23 (b)	2,000,000	1,994,160
American Casino & Entertainment Properties LLC Tranche B, term loan 4.75% 7/7/22 (b)	2,614,068	2,597,730
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (b)	5,896,479	5,899,664
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (b)	11,526,473	10,996,255
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	23,151,878	21,685,670
CCM Merger, Inc. Tranche B, term loan 4.5% 8/8/21 (b)	3,642,413	3,637,860
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (b)	1,713,357	1,711,575
Eldorado Resorts, Inc. Tranche B, term loan 4.25% 7/23/22 (b)	3,232,350	3,236,390
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (b)	5,861,558	5,861,558
5.5% 11/21/19 (b)	2,512,492	2,512,492
Graton Economic Development Authority Tranche B, term loan 4.7316% 9/1/22 (b)	5,465,197	5,472,028
MGM Mirage, Inc. Tranche A, term loan 3.2103% 4/25/21 (b)	2,327,500	2,292,588
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 6/15/18 (b)	8,828,331	8,755,497
Scientific Games Corp.:
Tranche B 2LN, term loan 6% 10/1/21 (b)	16,078,629	15,837,450
Tranche B, term loan 6% 10/18/20 (b)	841,150	829,937
Station Casinos LLC Tranche B, term loan 3.75% 6/8/23 (b)	5,875,000	5,838,281
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (b)	1,399,510	1,392,512
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (b)	779,983	755,608

TOTAL GAMING		101,307,255

Healthcare - 8.4%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (b)	2,255,771	2,242,620
Alvogen Pharma U.S., Inc. Tranche B 1LN, term loan 6% 4/2/22 (b)	2,334,292	2,305,114
AMAG Pharmaceuticals, Inc. Tranche B, term loan 4.75% 8/17/21 (b)	2,105,316	2,084,263
AmSurg Corp. Tranche B, term loan 3.5% 7/16/21 (b)	2,503,005	2,495,972
Avantor Performance Materials Holdings, Inc. Tranche B 1LN, term loan 6% 6/21/22 (b)	1,500,000	1,486,875
Community Health Systems, Inc.:
Tranche F, term loan 3.9241% 12/31/18 (b)	1,756,471	1,739,275
Tranche G, term loan 3.75% 12/31/19 (b)	3,268,252	3,173,473
Tranche H, term loan 4% 1/27/21 (b)	11,581,748	11,271,241
Concentra, Inc. Tranche B 1LN, term loan 4.0038% 6/1/22 (b)	1,980,000	1,970,100
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (b)	3,124,625	2,973,612
Drumm Investors LLC Tranche B, term loan 9.5% 5/4/18 (b)	2,501,188	2,434,482
Emergency Medical Services Corp. Tranche B, term loan 4.25% 5/25/18 (b)	3,095,426	3,092,114
Endo Pharmaceuticals, Inc. Tranche B, term loan 3.75% 9/25/22 (b)	4,975,000	4,886,694
Gold Merger Co., Inc. Tranche B, term loan 6/16/23 (c)	1,075,000	1,071,979
Grifols, S.A. Tranche B, term loan 3.4545% 2/27/21 (b)	2,438,579	2,434,019
HCA Holdings, Inc.:
Tranche B 4LN, term loan 3.3809% 5/1/18 (b)	4,299,681	4,300,670
Tranche B 6LN, term loan 3.7103% 3/18/23 (b)	7,980,000	7,999,950
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (b)	3,654,113	2,959,832
Hill-Rom Holdings, Inc. Tranche B, term loan 3.5% 9/8/22 (b)	1,307,644	1,307,644
Horizon Pharmaceuticals, Inc. Tranche B, term loan 4.5% 5/7/21 (b)	3,671,672	3,579,880
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (b)	1,635,278	1,618,516
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (b)	4,200,712	4,064,189
MPH Acquisition Holdings LLC Tranche B, term loan 5% 6/7/23 (b)	3,000,000	3,006,750
NMSC Holdings, Inc. Tranche B 1LN, term loan 6% 4/19/23 (b)	1,765,595	1,765,595
Onex Schumacher Finance LP Tranche B 1LN, term loan 5% 7/31/22 (b)	653,354	650,630
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (b)	7,927,881	7,685,129
Precyse Acquisition Corp. Tranche B, term loan 6.5% 10/20/22 (b)	1,500,000	1,492,500
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 5.25% 11/3/20 (b)	375,285	373,409
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (b)	4,000,000	3,920,000
Tranche B 1LN, term loan 5.25% 12/31/22 (b)	7,021,109	7,007,980
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 3.72% 10/20/18 (b)	607,446	590,437
Tranche B, term loan 5% 4/1/22 (b)	15,529,136	15,097,736
Tranche BD 2LN, term loan 4.5% 2/13/19 (b)	3,023,847	2,935,974
Tranche E, term loan 4.75% 8/5/20 (b)	3,023,847	2,932,194
Vizient, Inc. Tranche B, term loan 6.25% 2/11/23 (b)	4,488,750	4,516,805

TOTAL HEALTHCARE		123,467,653

Homebuilders/Real Estate - 2.2%
Americold Realty Operating Partnership LP Tranche B, term loan 6.5% 12/1/22 (b)	2,000,000	2,007,500
Communications Sales & Leasing, Inc. Tranche B, term loan 5% 10/24/22 (b)	3,780,428	3,733,173
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (b)	3,118,000	3,118,000
Tranche B 1LN, term loan 4.25% 11/4/21 (b)	7,132,772	7,021,358
MGM Growth Properties Operating Partner LP Tranche B, term loan 4% 4/25/23 (b)	7,177,013	7,185,984
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (b)	9,948,973	9,924,100

TOTAL HOMEBUILDERS/REAL ESTATE		32,990,115

Hotels - 1.6%
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 7.75% 12/27/20 (b)	5,034,168	5,012,168
Tranche B 1LN, term loan 5.25% 6/27/20 (b)	7,494,603	7,432,173
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (b)	5,120,573	5,120,573
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (b)	3,125,200	3,050,977
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (b)	2,643,467	2,633,554

TOTAL HOTELS		23,249,445

Insurance - 1.7%
Alliant Holdings Intermediate LLC Tranche B, term loan 4.5% 8/14/22 (b)	3,960,000	3,896,640
Asurion LLC:
Tranche B 1LN, term loan 5% 5/24/19 (b)	4,610,897	4,583,047
Tranche B 2LN, term loan 7/8/20 (c)	1,195,000	1,165,125
Tranche B 2LN, term loan 8.5% 3/3/21 (b)	1,770,000	1,699,200
Tranche B 4LN, term loan 5% 8/4/22 (b)	7,658,276	7,541,487
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (b)	3,406,852	3,341,543
VF Holdings Corp. Tranche B 1LN, term loan 4.75% 6/17/23 (b)	2,000,000	1,990,000

TOTAL INSURANCE		24,217,042

Leisure - 1.3%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	5,480,865	5,268,482
ClubCorp Club Operations, Inc. Tranche B, term loan 4.25% 12/15/22 (b)	2,000,000	1,987,500
Equinox Holdings, Inc. Tranche B 1LN, term loan 5% 2/1/20 (b)	3,617,225	3,600,260
LTF Merger Sub, Inc. Tranche B, term loan 4.25% 6/10/22 (b)	3,678,536	3,586,572
Planet Fitness Holdings, LLC. Tranche B, term loan 4.5% 3/31/21 (b)	1,583,997	1,580,037
SMG Tranche B 1LN, term loan 4.508% 2/27/20 (b)	2,568,680	2,498,041

TOTAL LEISURE		18,520,892

Metals/Mining - 1.8%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (b)	1,833,930	1,712,432
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (b)	4,289,197	2,459,125
Tranche B 2LN, term loan 8.75% 12/19/20 (b)	2,149,000	343,840
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (b)	2,647,728	2,547,115
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (b)	5,753,944	5,495,017
Murray Energy Corp.:
Tranche B 1LN, term loan 7% 4/16/17 (b)	1,322,996	1,116,278
Tranche B 2LN, term loan 7.5% 4/16/20 (b)	13,259,743	9,613,313
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (b)	1,193,000	1,127,385
Peabody Energy Corp. Tranche B, term loan 0% 9/24/20 (d)	3,904,912	1,648,185
Walter Energy, Inc. Tranche B, term loan 0% 4/1/18 (d)	7,798,000	1

TOTAL METALS/MINING		26,062,691

Paper - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 8% 5/1/19 (b)	1,169,728	1,166,511
Xerium Technologies, Inc. Tranche B, term loan 6.25% 5/17/19 (b)	498,717	496,537

TOTAL PAPER		1,663,048

Publishing/Printing - 3.1%
Cengage Learning, Inc. Tranche B, term loan 5.25% 6/7/23 (b)	7,840,000	7,742,000
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (b)	8,561,208	6,337,948
Harland Clarke Holdings Corp. Tranche B 5LN, term loan 7% 12/31/19 (b)	1,455,000	1,407,713
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (b)	5,940,000	5,813,775
JD Power & Associates Tranche B 1LN, term loan 6/9/23 (c)	985,000	981,927
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22 (b)	8,680,000	8,656,130
Merrill Communications LLC Tranche B, term loan 6.25% 6/1/22 (b)	4,393,929	3,965,521
Proquest LLC Tranche B, term loan 5.75% 10/24/21 (b)	4,914,041	4,668,339
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.5% 8/14/20 (b)	6,895,437	6,619,620

TOTAL PUBLISHING/PRINTING		46,192,973

Restaurants - 1.0%
Burger King Worldwide, Inc. Tranche B, term loan 3.75% 12/12/21 (b)	4,685,320	4,677,120
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (b)	3,666,536	3,661,953
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (b)	4,910,696	4,880,004
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (b)	1,875,587	1,864,652

TOTAL RESTAURANTS		15,083,729

Services - 8.0%
Abacus Innovations Corp. Tranche B, term loan 6/9/23 (c)	2,500,000	2,495,825
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (b)	4,347,218	4,173,329
Apollo Security Service Borrower LLC Tranche B, term loan 4.75% 5/2/22 (b)	12,520,000	12,535,650
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (b)	2,451,333	2,449,029
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (b)	6,399,993	6,215,993
Bright Horizons Family Solutions Tranche B 2LN, term loan 4.254% 1/30/20 (b)	2,457,575	2,451,431
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (b)	6,992,813	4,510,364
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (b)	7,384,510	7,233,719
Creative Artists Agency LLC Tranche B, term loan 5% 12/17/21 (b)	2,930,831	2,925,937
GCA Services Group, Inc. Tranche B 1LN, term loan 5.75% 3/1/23 (b)	1,995,000	1,992,506
KAR Auction Services, Inc. Tranche B 3LN, term loan 4.25% 3/9/23 (b)	2,558,588	2,563,909
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (b)	4,082,284	3,971,736
Tranche 2LN, term loan 7.5% 7/25/22 (b)	3,115,000	2,885,269
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (b)	4,468,744	4,416,593
Tranche L 2LN, term loan 10.25% 8/13/23 (b)	2,000,000	1,920,000
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (b)	23,040,023	22,281,545
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	6,721,137	6,351,475
Nexeo Solutions LLC Tranche B, term loan 5.25% 6/9/23 (b)	1,080,000	1,078,196
Nord Anglia Education Tranche B, term loan 5% 3/31/21 (b)	10,063,039	10,006,484
Research Now Group, Inc.:
Tranche 2LN, term loan 9.75% 3/18/22 (b)	470,000	451,200
Tranche B 1LN, term loan 5.5% 3/18/21 (b)	1,426,938	1,391,264
Science Applications International Corp. Tranche B, term loan 3.75% 5/4/22 (b)	3,127,989	3,126,050
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (b)	5,047,217	5,046,157
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 4.25% 5/14/22 (b)	1,613,697	1,588,152
Tranche B 2LN, term loan 8% 5/14/23 (b)	645,000	631,294
Western Digital Corp. Tranche B, term loan 6.25% 3/30/23 (b)	2,000,000	2,006,260

TOTAL SERVICES		116,699,367

Steel - 0.3%
JMC Steel Group, Inc. Tranche B, term loan 6% 6/14/21 (b)	4,000,000	3,993,320
Super Retail - 4.8%
Academy Ltd. Tranche B, term loan 5% 7/2/22 (b)	4,562,350	4,265,797
Bass Pro Group LLC Tranche B, term loan 4% 6/5/20 (b)	1,547,166	1,519,132
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (b)	1,076,846	1,036,464
Tranche B 1LN, term loan 4.5% 9/26/19 (b)	8,121,561	8,031,655
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (b)	3,087,898	2,752,089
Dollar Tree, Inc. Tranche B 1LN, term loan 3.5% 7/6/22 (b)	3,234,805	3,230,082
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (b)	2,718,163	2,666,056
J. Crew Group, Inc. Tranche B, term loan 4% 3/5/21 (b)	6,084,274	4,143,026
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (b)	17,000,000	16,861,960
Party City Holdings, Inc. Tranche B, term loan 4.25% 8/19/22 (b)	5,890,159	5,845,983
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (b)	9,695,684	9,646,043
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (b)	10,083,352	9,587,554
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (b)(d)	5,197,239	1,221,351

TOTAL SUPER RETAIL		70,807,192

Technology - 11.2%
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.0105% 1/23/21 (b)	719,378	712,184
Tranche B 2LN, term loan 7.5% 1/23/22 (b)	191,881	189,962
Avago Technologies Cayman Finance Ltd. Tranche B, term loan 4.25% 2/1/23 (b)	8,977,500	8,981,719
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (b)	7,316,031	7,304,618
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (b)	354,758	315,440
5% 9/10/20 (b)	5,657,352	5,004,380
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (b)	3,604,422	3,478,267
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (b)	3,062,843	3,058,585
Datapipe, Inc. Tranche B 1LN, term loan 5.25% 3/15/19 (b)	5,657,354	5,593,709
Dell International LLC:
Tranche B 2LN, term loan 4% 4/29/20 (b)	14,887,500	14,838,669
Tranche B, term loan 6/2/23 (c)	5,000,000	4,979,150
Diebold, Inc. term loan 5.25% 5/6/23 (b)	655,000	651,450
EIG Investors Corp. Tranche B 1LN, term loan 6% 2/9/23 (b)	6,178,794	5,777,172
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (b)	4,343,065	4,260,287
First Data Corp. Tranche B, term loan 4.2021% 7/10/22 (b)	14,500,000	14,355,000
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (b)	855,000	739,575
Tranche B 1LN, term loan 5% 6/17/21 (b)	1,910,138	1,886,854
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (b)	2,140,027	2,107,926
Global Payments, Inc. Tranche B, term loan 3.9603% 4/22/23 (b)	3,000,000	3,012,750
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (b)	4,042,612	3,939,040
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (b)	10,242,647	10,285,359
Tranche B 1LN, term loan 4.5% 10/30/19 (b)	5,008,172	4,990,643
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.5% 10/16/23 (b)	1,000,000	950,000
Tranche B 1LN, term loan 5% 10/16/22 (b)	3,475,119	3,449,055
Micron Technology, Inc. Tranche B, term loan 6.64% 4/26/22 (b)	1,500,000	1,506,330
Microsemi Corp. Tranche B, term loan 5.25% 1/15/23 (b)	1,740,471	1,735,040
NXP BV:
Tranche B 2LN, term loan 3.75% 12/7/20 (b)	2,132,803	2,135,469
Tranche D, term loan 3.25% 1/11/20 (b)	3,063,128	3,057,859
Oberthur Technologies Tranche B 2LN, term loan 4.5% 10/18/19 (b)	4,213,528	4,153,823
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (b)	8,085,907	7,873,652
Tranche 2LN, term loan 8% 4/9/22 (b)	3,412,000	3,104,920
Solarwinds Holdings, Inc. Tranche B, term loan 6.5% 2/5/23 (b)	2,000,000	1,985,000
Solera LLC Tranche B, term loan 5.75% 3/3/23 (b)	3,125,000	3,119,781
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (b)	6,947,500	6,851,972
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 4% 7/8/22 (b)	3,591,105	3,587,371
Tranche B 2LN, term loan 4% 7/8/22 (b)	491,385	490,874
Syniverse Holdings, Inc. Tranche B, term loan 4% 4/23/19 (b)	2,172,344	1,598,042
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (b)	6,729,144	6,661,853
WEX, Inc. Tranche B, term loan 6/24/23 (c)	3,000,000	2,977,500
WP Mustang Holdings, LLC.:
Tranche 2LN, term loan 8.5% 5/29/22 (b)	1,248,000	1,239,027
Tranche B 1LN, term loan 7% 5/29/21 (b)	1,403,256	1,397,404

TOTAL TECHNOLOGY		164,337,711

Telecommunications - 5.6%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.1875% 3/31/17 (b)	1,144,981	1,093,457
Tranche D 2LN, term loan 4.1309% 3/31/19 (b)	5,890,819	5,625,732
DigitalGlobe, Inc. Tranche B, term loan 4.75% 1/31/20 (b)	835,804	834,241
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (b)	7,197,581	7,169,078
Integra Telecom Holdings, Inc.:
term loan 9.75% 2/14/21 (b)	1,456,000	1,332,240
Tranche B 1LN, term loan 5.25% 8/14/20 (b)	5,925,000	5,750,983
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (b)	11,085,000	10,079,036
Level 3 Financing, Inc.:
Tranche B 2LN, term loan 3.5% 5/31/22 (b)	6,236,000	6,207,938
Tranche B 3LN, term loan 4% 8/1/19 (b)	2,003,000	1,999,254
Tranche B 4LN, term loan 4% 1/15/20 (b)	4,989,000	4,981,217
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (b)	270,263	265,871
Tranche B 1LN, term loan 4% 4/11/20 (b)	7,117,456	7,032,972
Mitel U.S. Holdings, Inc. Tranche B, term loan 5.5% 4/29/22 (b)	2,832,971	2,832,092
Sable International Finance Ltd.:
Tranche B 1LN, term loan 5.5% 12/31/22 (b)	2,200,000	2,191,288
Tranche B 2LN, term loan 5.83% 12/31/22 (b)	1,800,000	1,792,872
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (b)	7,514,000	6,687,460
Tranche B 1LN, term loan 4.75% 4/30/20 (b)	4,626,765	4,363,641
Tranche B2 1LN, term loan 5.25% 4/30/20 (b)	2,985,000	2,815,243
T-Mobile U.S.A., Inc. Tranche B, term loan 3.5% 11/9/22 (b)	3,980,000	3,990,587
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (b)	1,553,458	1,537,923
Telenet Financing USD LLC term loan 6/30/24 (c)	3,000,000	2,970,630

TOTAL TELECOMMUNICATIONS		81,553,755

Textiles/Apparel - 0.2%
Abb/Con-Cise Optical Group LLC Tranche B, term loan 6% 6/15/23 (b)	1,440,000	1,443,600
Samsonite IP Holdings SARL Tranche B, term loan 4% 5/13/23 (b)	1,485,000	1,489,084

TOTAL TEXTILES/APPAREL		2,932,684

Transportation Ex Air/Rail - 0.6%
American Commercial Barge Line Tranche B 1LN, term loan 9.75% 11/12/20 (b)	3,401,938	3,129,783
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (b)	3,170,287	2,805,704
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (b)	3,648,864	3,274,855

TOTAL TRANSPORTATION EX AIR/RAIL		9,210,342

Utilities - 5.6%
Alfred Fueling Systems, Inc. Tranche B 1LN, term loan 4.75% 6/20/21 (b)	1,591,047	1,585,749
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
6.375% 8/13/18 (b)	267,050	263,546
6.375% 8/13/19 (b)	4,003,187	3,950,665
APLP Holdings LP Tranche B, term loan 6% 4/13/23 (b)	3,856,412	3,843,570
Calpine Corp. Tranche B 5LN, term loan 3.5% 5/28/22 (b)	2,475,000	2,446,117
Dynegy, Inc. Tranche C, term loan 5% 6/22/23 (b)	8,000,000	7,855,040
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (b)	4,397,000	4,386,008
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (b)	6,873,235	6,770,136
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (b)	4,301,522	3,346,584
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (b)	7,193,000	6,977,210
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (b)	8,959,711	8,623,721
InterGen NV Tranche B, term loan 5.5% 6/13/20 (b)	9,672,683	8,608,688
Longview Power LLC Tranche B, term loan 7% 4/13/21 (b)	3,960,000	3,445,200
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	7,769,000	7,419,395
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (b)	2,262,172	1,922,846
Southcross Holdings Borrower LP Tranche B, term loan 9% 4/13/23	883,080	741,787
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (b)	7,233,315	6,871,650
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (b)	1,458,815	1,429,639
Veresen Midstream LP Tranche B, term loan 5.25% 3/31/22 (b)	2,957,563	2,854,048

TOTAL UTILITIES		83,341,599

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,414,931,521)		1,369,700,757

Nonconvertible Bonds - 2.5%
Broadcasting - 0.1%
Clear Channel Communications, Inc. 9% 12/15/19	1,127,000	845,250
Containers - 0.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.6525% 12/15/19 (b)(e)	6,570,000	6,594,638
3.8896% 5/15/21 (b)(e)	2,700,000	2,710,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 4.2109% 7/15/21 (b)(e)	1,780,000	1,784,450

TOTAL CONTAINERS		11,089,213

Diversified Financial Services - 0.1%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (e)	1,500,000	1,590,000
Energy - 0.2%
American Energy-Permian Basin LLC/AEPB Finance Corp. 7.1329% 8/1/19 (b)(e)	3,507,000	1,876,245
Cheniere Corpus Christi Holdings LLC 7% 6/30/24 (e)	1,000,000	1,026,880

TOTAL ENERGY		2,903,125

Healthcare - 0.2%
Tenet Healthcare Corp. 4.1525% 6/15/20 (b)	2,545,000	2,513,188
Metals/Mining - 0.0%
Murray Energy Corp. 11.25% 4/15/21 (e)	3,000,000	840,000
Publishing/Printing - 0.0%
Cenveo Corp. 6% 8/1/19 (e)	540,000	448,200
Services - 0.1%
APX Group, Inc. 7.875% 12/1/22 (e)	1,450,000	1,460,875
Super Retail - 0.1%
JC Penney Corp., Inc. 5.875% 7/1/23 (e)	1,020,000	1,026,375
Technology - 0.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (e)	1,004,000	1,028,508
4.42% 6/15/21 (e)	3,030,000	3,114,249
NXP BV/NXP Funding LLC 4.125% 6/1/21 (e)	2,665,000	2,704,975

TOTAL TECHNOLOGY		6,847,732

Telecommunications - 0.5%
Altice Financing SA 7.5% 5/15/26 (e)	3,095,000	3,033,100
Columbus International, Inc. 7.375% 3/30/21 (e)	764,000	806,784
Numericable Group SA 7.375% 5/1/26 (e)	3,010,000	2,976,138

TOTAL TELECOMMUNICATIONS		6,816,022

TOTAL NONCONVERTIBLE BONDS
(Cost $39,883,219)		36,379,980
	Shares	Value

Common Stocks - 0.4%
Chemicals - 0.3%
LyondellBasell Industries NV Class A	52,192	3,884,129
Metals/Mining - 0.0%
Warrior Met Coal LLC Class A (f)	3,793	303,440
Publishing/Printing - 0.1%
Tribune Media Co. Class A	35,222	1,379,998
Telecommunications - 0.0%
FairPoint Communications, Inc. (g)	32,378	475,309
Utilities - 0.0%
Southcross Holdings Borrower LP	989	733,353
TOTAL COMMON STOCKS
(Cost $11,338,073)		6,776,229

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (g)
(Cost $45,406)	45,439	45,439

Money Market Funds - 5.7%
Fidelity Cash Central Fund, 0.43% (h)
(Cost $83,341,811)	83,341,811	83,341,811
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $1,549,540,030)		1,496,244,216
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(28,298,860)
NET ASSETS - 100%		$1,467,945,356

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The coupon rate will be determined upon settlement of the loan after period end.

 (d) Non-income producing - Security is in default.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,021,542 or 2.2% of net assets.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $303,440 or 0.0% of net assets.

 (g) Non-income producing

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Warrior Met Coal LLC Class A	11/4/13 - 4/14/14	$7,614,369

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$216,920
Total	$216,920

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,379,998	$1,379,998	$--	$--
Energy	303,440	--	--	303,440
Materials	3,884,129	3,884,129	--	--
Telecommunication Services	475,309	475,309	--	--
Utilities	733,353	--	--	733,353
Bank Loan Obligations	1,369,700,757	--	1,359,779,570	9,921,187
Corporate Bonds	36,379,980	--	36,379,980	--
Other	45,439	--	--	45,439
Money Market Funds	83,341,811	83,341,811	--	--
Total Investments in Securities:	$1,496,244,216	$89,081,247	$1,396,159,550	$11,003,419

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Bank Loan Obligations
Beginning Balance	$17,967,597
Net Realized Gain (Loss) on Investment Securities	(60,222)
Net Unrealized Gain (Loss) on Investment Securities	4,816,848
Cost of Purchases	1,411,053
Proceeds of Sales	(16,957,290)
Amortization/Accretion	26,924
Transfers into Level 3	2,716,277
Transfers out of Level 3	--
Ending Balance	$9,921,187
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2016	$4,859,916
Other Investments in Securities
Beginning Balance	$45,406
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(7,442,012)
Cost of Purchases	8,478,838
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$1,082,232
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2016	$(7,442,012)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy.For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $1,549,663,364. Net unrealized depreciation aggregated $53,419,148, of which $10,676,673 related to appreciated investment securities and $64,095,821 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Health Care Central Fund

June 30, 2016

HCCIP-QTLY-0816
1.851900.109

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Biotechnology - 25.7%
Biotechnology - 25.7%
Ablynx NV (a)	486,178	$6,364,766
Acceleron Pharma, Inc. (a)	141,000	4,791,180
Acorda Therapeutics, Inc. (a)	380,000	9,691,900
Actelion Ltd.	67,508	11,368,185
Advanced Accelerator Applications SA sponsored ADR	96,464	2,916,589
Advaxis, Inc. (a)(b)	401,449	3,247,722
Alexion Pharmaceuticals, Inc. (a)	410,000	47,871,600
Alnylam Pharmaceuticals, Inc. (a)	117,700	6,531,173
AMAG Pharmaceuticals, Inc. (a)(b)	121,209	2,899,319
Amgen, Inc.	752,800	114,538,520
Amicus Therapeutics, Inc. (a)	546,100	2,981,706
Arena Pharmaceuticals, Inc. (a)(b)	2,000,000	3,420,000
Array BioPharma, Inc. (a)	958,101	3,410,840
BeiGene Ltd. sponsored ADR(b)	62,493	1,862,291
Biogen, Inc. (a)	89,900	21,739,618
BioMarin Pharmaceutical, Inc. (a)	114,200	8,884,760
bluebird bio, Inc. (a)(b)	31,100	1,346,319
Blueprint Medicines Corp. (a)(b)	167,700	3,395,925
Celgene Corp. (a)	116,300	11,470,669
Cellectis SA sponsored ADR (a)	147,700	3,927,343
Curis, Inc. (a)	984,989	1,536,583
Cytokinetics, Inc. (a)	112,955	1,071,943
CytomX Therapeutics, Inc. (a)	90,800	927,522
Galapagos Genomics NV sponsored ADR (a)	104,800	5,813,256
Gilead Sciences, Inc.	480,900	40,116,678
Heron Therapeutics, Inc. (a)	107,400	1,938,570
Incyte Corp. (a)	52,500	4,198,950
Insmed, Inc. (a)	600,000	5,916,000
Intercept Pharmaceuticals, Inc. (a)	67,924	9,691,396
Neurocrine Biosciences, Inc. (a)	199,400	9,062,730
Puma Biotechnology, Inc. (a)(b)	239,218	7,126,304
Regeneron Pharmaceuticals, Inc. (a)	63,500	22,176,105
Spark Therapeutics, Inc. (a)	97,523	4,986,351
TESARO, Inc. (a)(b)	179,400	15,078,570
Ultragenyx Pharmaceutical, Inc. (a)	144,000	7,043,040
United Therapeutics Corp. (a)	14,700	1,557,024
Vertex Pharmaceuticals, Inc. (a)	797,300	68,583,746
Xencor, Inc. (a)	239,500	4,548,105
		484,033,298
Capital Markets - 0.3%
Asset Management & Custody Banks - 0.3%
RPI International Holdings LP (c)	41,845	5,559,108
Diversified Consumer Services - 0.3%
Specialized Consumer Services - 0.3%
Carriage Services, Inc. (b)	233,700	5,534,016
Health Care Equipment & Supplies - 27.9%
Health Care Equipment - 25.3%
Atricure, Inc. (a)	500,000	7,065,000
Boston Scientific Corp. (a)	4,000,000	93,480,000
DexCom, Inc. (a)	280,000	22,212,400
Edwards Lifesciences Corp. (a)	224,100	22,349,493
Insulet Corp. (a)	305,100	9,226,224
Integra LifeSciences Holdings Corp. (a)	228,000	18,189,840
Intuitive Surgical, Inc. (a)	57,000	37,700,370
Medtronic PLC	2,220,000	192,629,401
Nevro Corp. (a)(b)	201,200	14,840,512
Novocure Ltd. (a)(b)	123,000	1,435,410
NxStage Medical, Inc. (a)	183,100	3,969,608
ResMed, Inc.	151,100	9,554,053
Wright Medical Group NV (a)	840,000	14,590,800
Zeltiq Aesthetics, Inc. (a)(b)	378,000	10,330,740
Zimmer Biomet Holdings, Inc.	160,000	19,260,800
		476,834,651
Health Care Supplies - 2.6%
ICU Medical, Inc. (a)	66,900	7,542,975
Penumbra, Inc. (a)	240,800	14,327,600
The Cooper Companies, Inc.	99,300	17,036,901
The Spectranetics Corp. (a)	560,000	10,477,600
		49,385,076

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		526,219,727

Health Care Providers & Services - 16.5%
Health Care Distributors & Services - 4.1%
Amplifon SpA	700,000	6,551,220
EBOS Group Ltd.	900,000	10,512,936
McKesson Corp.	322,555	60,204,891
		77,269,047
Health Care Facilities - 2.8%
AmSurg Corp. (a)	80,000	6,203,200
Brookdale Senior Living, Inc. (a)	383,245	5,917,303
HCA Holdings, Inc. (a)	125,400	9,657,054
Surgical Care Affiliates, Inc. (a)	267,776	12,764,882
Universal Health Services, Inc. Class B	135,700	18,197,370
		52,739,809
Health Care Services - 1.6%
Adeptus Health, Inc. Class A (a)(b)	124,400	6,426,504
American Renal Associates Holdings, Inc.	151,300	4,383,161
Envision Healthcare Holdings, Inc. (a)	580,796	14,734,795
United Drug PLC (United Kingdom)	670,700	5,307,707
		30,852,167
Managed Health Care - 8.0%
Aetna, Inc.	99,900	12,200,787
Anthem, Inc.	193,400	25,401,156
Cigna Corp.	389,800	49,890,502
Humana, Inc.	34,700	6,241,836
UnitedHealth Group, Inc.	400,000	56,480,000
		150,214,281

TOTAL HEALTH CARE PROVIDERS & SERVICES		311,075,304

Health Care Technology - 3.3%
Health Care Technology - 3.3%
athenahealth, Inc. (a)	174,500	24,082,745
Castlight Health, Inc. (a)	700,500	2,773,980
Connecture, Inc. (a)(b)	500,000	1,130,000
Evolent Health, Inc. (b)	225,716	4,333,747
HealthStream, Inc. (a)	403,387	10,697,823
Medidata Solutions, Inc. (a)	399,600	18,729,252
		61,747,547
Life Sciences Tools & Services - 2.1%
Life Sciences Tools & Services - 2.1%
Agilent Technologies, Inc.	714,700	31,704,092
Bruker Corp.	189,500	4,309,230
PRA Health Sciences, Inc. (a)	88,300	3,687,408
		39,700,730
Pharmaceuticals - 21.7%
Pharmaceuticals - 21.7%
Allergan PLC (a)	470,010	108,614,611
Amphastar Pharmaceuticals, Inc. (a)	381,704	6,153,068
Astellas Pharma, Inc.	900,000	14,114,108
Bristol-Myers Squibb Co.	757,723	55,730,527
Catalent, Inc. (a)	681,300	15,663,087
Dechra Pharmaceuticals PLC	479,000	7,483,990
Eisai Co. Ltd.	174,100	9,721,064
Endo International PLC (a)	293,300	4,572,547
GlaxoSmithKline PLC	615,400	13,215,721
Horizon Pharma PLC (a)	491,000	8,086,770
Jazz Pharmaceuticals PLC (a)	99,892	14,115,739
Jiangsu Hengrui Medicine Co. Ltd.	1,466,576	8,882,321
Lee's Pharmaceutical Holdings Ltd.	3,091,500	2,301,179
Mylan N.V. (a)	149,700	6,473,028
Pfizer, Inc.	324,600	11,429,166
Prestige Brands Holdings, Inc. (a)	116,785	6,469,889
Sanofi SA sponsored ADR	340,000	14,229,000
SCYNEXIS, Inc. (a)	400,000	868,000
Sun Pharmaceutical Industries Ltd.	743,933	8,433,896
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,465,600	73,617,088
The Medicines Company (a)	187,909	6,319,380
TherapeuticsMD, Inc. (a)(b)	1,500,000	12,750,000
		409,244,179
Professional Services - 0.9%
Human Resource & Employment Services - 0.9%
WageWorks, Inc. (a)	280,000	16,746,800
TOTAL COMMON STOCKS
(Cost $1,607,050,715)		1,859,860,709

Convertible Preferred Stocks - 0.2%
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
1Life Healthcare, Inc. Series G (a)(c)
(Cost $2,885,246)	438,101	3,701,953

Money Market Funds - 4.8%
Fidelity Cash Central Fund, 0.43% (d)	29,669,376	29,669,376
Fidelity Securities Lending Cash Central Fund, 0.46% (d)(e)	59,688,425	59,688,425
TOTAL MONEY MARKET FUNDS
(Cost $89,357,801)		89,357,801
TOTAL INVESTMENT PORTFOLIO - 103.7%
(Cost $1,699,293,762)		1,952,920,463
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(68,840,550)
NET ASSETS - 100%		$1,884,079,913

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,261,061 or 0.5% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$2,885,246
RPI International Holdings LP	5/21/15 - 3/23/16	$5,567,439

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$91,260
Fidelity Securities Lending Cash Central Fund	426,928
Total	$518,188

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,859,860,709	$1,760,557,444	$93,744,157	$5,559,108
Convertible Preferred Stocks	3,701,953	--	--	3,701,953
Money Market Funds	89,357,801	89,357,801	--	--
Total Investments in Securities:	$1,952,920,463	$1,849,915,245	$93,744,157	$9,261,061

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$27,252,483
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $1,705,180,125. Net unrealized appreciation aggregated $247,740,338, of which $392,202,686 related to appreciated investment securities and $144,462,348 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® High Income Central Fund 1

June 30, 2016

HP1-QTLY-0816
1.816013.112

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 79.9%
	Principal Amount	Value
Aerospace - 0.3%
TransDigm, Inc.:
6% 7/15/22	$380,000	$381,968
6.375% 6/15/26 (a)	1,225,000	1,221,938
6.5% 5/15/25	865,000	867,163

TOTAL AEROSPACE		2,471,069

Air Transportation - 1.7%
Air Canada:
6.625% 5/15/18 (a)	3,030,000	3,094,388
7.75% 4/15/21 (a)	920,000	954,500
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (a)	3,410,000	3,248,025
American Airlines Group, Inc.:
4.625% 3/1/20 (a)	1,695,000	1,618,725
5.5% 10/1/19 (a)	1,590,000	1,574,100
American Airlines, Inc. pass-thru trust certificates 5.625% 1/15/21 (a)	171,217	175,925
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,069,265	1,178,864
6.125% 4/29/18	190,000	199,975
9.25% 5/10/17	152,708	160,916
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22	671,426	768,782
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	940,000	961,150
Series 2013-1 Class B, 5.375% 5/15/23	172,265	176,787
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	455,803	470,617
9.75% 1/15/17	358,737	370,935
United Continental Holdings, Inc.:
6% 12/1/20	1,280,000	1,337,600
6.375% 6/1/18	80,000	83,400

TOTAL AIR TRANSPORTATION		16,374,689

Automotive & Auto Parts - 0.9%
American Tire Distributors, Inc. 10.25% 3/1/22 (a)	2,550,000	2,237,625
Tenneco, Inc. 5% 7/15/26	910,000	923,077
ZF North America Capital, Inc.:
4% 4/29/20 (a)	1,415,000	1,445,069
4.75% 4/29/25 (a)	3,625,000	3,672,560

TOTAL AUTOMOTIVE & AUTO PARTS		8,278,331

Broadcasting - 1.0%
Clear Channel Communications, Inc.:
5.5% 12/15/16	4,530,000	4,144,950
6.875% 6/15/18	1,225,000	839,125
9% 12/15/19	2,075,000	1,556,250
10% 1/15/18	2,215,000	1,140,725
iHeartCommunications, Inc. 10.625% 3/15/23	1,120,000	775,600
Sirius XM Radio, Inc. 5.375% 7/15/26 (a)	1,280,000	1,270,400

TOTAL BROADCASTING		9,727,050

Building Materials - 1.3%
Beacon Roofing Supply, Inc. 6.375% 10/1/23	705,000	738,488
Building Materials Corp. of America:
5.375% 11/15/24 (a)	1,440,000	1,465,200
6% 10/15/25 (a)	2,100,000	2,194,500
Building Materials Holding Corp. 9% 9/15/18 (a)	610,000	635,163
CEMEX Finance LLC 6% 4/1/24 (a)	1,670,000	1,619,900
CEMEX S.A.B. de CV 7.75% 4/16/26 (a)	1,960,000	2,056,236
Standard Industries, Inc. 5.125% 2/15/21 (a)	2,870,000	2,948,925
U.S. Concrete, Inc. 6.375% 6/1/24 (a)	625,000	625,000

TOTAL BUILDING MATERIALS		12,283,412

Cable/Satellite TV - 3.6%
Altice SA 7.75% 5/15/22 (a)	17,675,000	17,851,750
Altice U.S. Finance SA:
5.375% 7/15/23 (a)	1,625,000	1,612,813
5.5% 5/15/26 (a)	2,800,000	2,800,000
DISH DBS Corp. 7.75% 7/1/26 (a)	2,035,000	2,096,050
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (a)	2,745,000	2,813,625
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	3,035,000	2,951,538
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (a)(b)	114,950	110,783
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (a)	1,970,000	2,048,800
Ziggo Bond Finance BV 5.875% 1/15/25 (a)	1,635,000	1,577,775

TOTAL CABLE/SATELLITE TV		33,863,134

Capital Goods - 0.4%
General Cable Corp. 5.75% 10/1/22 (b)	1,990,000	1,830,800
J.B. Poindexter & Co., Inc. 9% 4/1/22 (a)	2,245,000	2,334,800

TOTAL CAPITAL GOODS		4,165,600

Chemicals - 0.6%
Evolution Escrow Issuer LLC 7.5% 3/15/22 (a)	2,640,000	1,900,800
LSB Industries, Inc. 7.75% 8/1/19	1,530,000	1,524,263
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	1,790,000	1,807,900

TOTAL CHEMICALS		5,232,963

Consumer Products - 0.3%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	2,985,000	2,970,075
Containers - 2.2%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (a)(b)	7,169,946	7,215,878
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.6525% 12/15/19 (a)(b)	2,500,000	2,509,375
3.8896% 5/15/21 (a)(b)	2,110,000	2,117,913
4.625% 5/15/23 (a)	3,445,000	3,393,325
7% 11/15/20 (a)	1,267,059	1,241,718
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (a)	865,000	784,988
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
4.2109% 7/15/21 (a)(b)	1,300,000	1,303,250
5.125% 7/15/23 (a)	2,105,000	2,131,313
5.75% 10/15/20	385,000	397,513

TOTAL CONTAINERS		21,095,273

Diversified Financial Services - 4.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.95% 2/1/22	2,735,000	2,735,000
Aircastle Ltd. 5% 4/1/23	715,000	726,583
FLY Leasing Ltd.:
6.375% 10/15/21	6,670,000	6,469,900
6.75% 12/15/20	2,505,000	2,517,525
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	1,230,000	1,202,325
5.875% 2/1/22	17,095,000	16,114,260
6% 8/1/20	1,650,000	1,629,375
ILFC E-Capital Trust I 3.98% 12/21/65 (a)(b)	1,810,000	1,420,850
ILFC E-Capital Trust II 4.23% 12/21/65 (a)(b)	4,940,000	3,890,250
International Lease Finance Corp. 6.25% 5/15/19	580,000	621,325
Navient Corp.:
5% 10/26/20	165,000	154,688
5.875% 3/25/21	1,430,000	1,350,449
5.875% 10/25/24	3,965,000	3,390,075
SLM Corp.:
4.875% 6/17/19	1,085,000	1,047,025
5.5% 1/25/23	4,385,000	3,847,838

TOTAL DIVERSIFIED FINANCIAL SERVICES		47,117,468

Diversified Media - 0.7%
MDC Partners, Inc. 6.5% 5/1/24 (a)	2,265,000	2,248,013
WMG Acquisition Corp.:
6% 1/15/21 (a)	1,010,000	1,040,300
6.75% 4/15/22 (a)	3,407,000	3,441,070

TOTAL DIVERSIFIED MEDIA		6,729,383

Electric Utilities No Longer Use - 0.4%
Calpine Corp. 5.25% 6/1/26 (a)	2,080,000	2,074,800
The AES Corp. 6% 5/15/26	2,140,000	2,185,475

TOTAL ELECTRIC UTILITIES NO LONGER USE		4,260,275

Energy - 10.6%
Antero Resources Corp.:
5.125% 12/1/22	2,785,000	2,673,600
5.625% 6/1/23 (Reg. S)	865,000	839,050
Antero Resources Finance Corp. 5.375% 11/1/21	755,000	738,013
Cheniere Corpus Christi Holdings LLC 7% 6/30/24 (a)	1,475,000	1,514,648
Citgo Holding, Inc. 10.75% 2/15/20 (a)	860,000	864,300
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	2,170,000	2,077,775
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	680,000	584,800
Denbury Resources, Inc.:
4.625% 7/15/23	1,360,000	877,200
5.5% 5/1/22	2,625,000	1,771,875
6.375% 8/15/21	1,285,000	886,650
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (a)	3,020,000	2,967,150
Energy Transfer Equity LP 5.5% 6/1/27	1,405,000	1,320,700
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.375% 6/15/23	1,045,000	627,000
7.75% 9/1/22	820,000	500,200
9.375% 5/1/20	2,530,000	1,789,975
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	530,000	474,350
6% 10/1/22	3,595,000	3,181,575
Forbes Energy Services Ltd. 9% 6/15/19	4,090,000	1,758,700
Forum Energy Technologies, Inc. 6.25% 10/1/21	4,035,000	3,742,463
Genesis Energy LP/Genesis Energy Finance Corp. 6.75% 8/1/22	2,600,000	2,522,000
Gibson Energy, Inc. 6.75% 7/15/21 (a)	1,075,000	1,069,625
Halcon Resources Corp. 8.625% 2/1/20 (a)	3,170,000	2,989,690
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	2,625,000	2,447,550
5.75% 10/1/25 (a)	1,355,000	1,294,025
Hornbeck Offshore Services, Inc.:
5% 3/1/21	2,689,000	1,593,233
5.875% 4/1/20	1,205,000	762,163
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	1,210,000	1,231,175
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	235,000	243,813
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	3,170,000	3,106,600
Rice Energy, Inc. 6.25% 5/1/22	7,200,000	7,146,000
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (b)	7,480,000	7,554,800
5.625% 3/1/25	2,835,000	2,818,982
5.75% 5/15/24	3,080,000	3,056,900
5.875% 6/30/26 (a)	2,035,000	2,042,631
SM Energy Co. 6.5% 11/15/21	855,000	801,563
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20 (a)	2,020,000	1,994,750
6.25% 4/15/21 (a)	1,820,000	1,815,450
6.375% 4/1/23 (a)	1,380,000	1,369,650
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23	380,000	359,100
6.75% 3/15/24 (a)	1,445,000	1,481,125
6.875% 2/1/21	910,000	925,925
Teine Energy Ltd. 6.875% 9/30/22 (a)	3,555,000	3,483,900
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21	1,510,000	1,562,850
6.25% 10/15/22	930,000	969,525
The Williams Companies, Inc.:
3.7% 1/15/23	2,075,000	1,836,375
4.55% 6/24/24	2,760,000	2,535,060
Transocean, Inc. 7.5% 4/15/31	480,000	314,400
Weatherford International Ltd.:
7.75% 6/15/21	1,515,000	1,475,231
8.25% 6/15/23	2,030,000	1,928,500
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	1,340,000	1,319,900
Western Refining, Inc. 6.25% 4/1/21	2,105,000	1,915,550
Whiting Petroleum Corp. 6.5% 10/1/18	785,000	753,600
WPX Energy, Inc.:
5.25% 9/15/24	1,330,000	1,170,400
6% 1/15/22	1,310,000	1,218,300
7.5% 8/1/20	3,130,000	3,124,116

TOTAL ENERGY		101,424,481

Entertainment/Film - 0.1%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	2,155,844	1,293,694
Environmental - 0.4%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	3,730,000	3,599,450
Food & Drug Retail - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.625% 6/15/24 (a)	1,225,000	1,264,813
Tesco PLC 6.15% 11/15/37 (a)	3,880,000	3,614,065
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	2,365,000	2,081,200

TOTAL FOOD & DRUG RETAIL		6,960,078

Food/Beverage/Tobacco - 2.8%
ESAL GmbH 6.25% 2/5/23 (a)	6,725,000	6,640,938
JBS Investments GmbH:
7.25% 4/3/24 (a)	2,269,000	2,337,070
7.75% 10/28/20 (a)	1,930,000	2,036,150
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (a)	815,000	789,531
7.25% 6/1/21 (a)	2,330,000	2,411,550
7.25% 6/1/21 (a)	870,000	900,450
Minerva Luxembourg SA 7.75% 1/31/23 (a)	2,836,000	2,912,572
U.S. Foods, Inc. 5.875% 6/15/24 (a)	1,210,000	1,240,250
Vector Group Ltd.:
7.75% 2/15/21	6,025,000	6,273,531
7.75% 2/15/21 (a)	860,000	895,475

TOTAL FOOD/BEVERAGE/TOBACCO		26,437,517

Gaming - 2.9%
GLP Capital LP/GLP Financing II, Inc.:
4.375% 4/15/21	1,570,000	1,617,100
5.375% 4/15/26	490,000	504,700
MCE Finance Ltd. 5% 2/15/21 (a)	4,110,000	4,066,948
Scientific Games Corp.:
6.625% 5/15/21	7,030,000	4,182,850
10% 12/1/22	3,760,000	3,055,000
Wynn Macau Ltd. 5.25% 10/15/21 (a)	14,420,000	14,027,776

TOTAL GAMING		27,454,374

Healthcare - 6.5%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	2,895,000	2,591,025
Centene Corp.:
4.75% 5/15/22	2,695,000	2,748,900
5.625% 2/15/21 (a)	1,560,000	1,626,300
6.125% 2/15/24 (a)	860,000	914,288
Community Health Systems, Inc.:
6.875% 2/1/22	2,460,000	2,152,500
7.125% 7/15/20	2,585,000	2,396,528
Endo Finance LLC 5.875% 1/15/23 (a)	290,000	251,575
HCA Holdings, Inc.:
5% 3/15/24	2,030,000	2,101,050
5.25% 6/15/26	3,105,000	3,223,378
5.875% 2/15/26	4,045,000	4,196,688
HealthSouth Corp.:
5.125% 3/15/23	545,000	534,100
5.75% 9/15/25	3,580,000	3,544,200
Horizon Pharma PLC 6.625% 5/1/23	1,180,000	1,097,400
Kindred Healthcare, Inc.:
8% 1/15/20	885,000	880,575
8.75% 1/15/23	4,655,000	4,593,926
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (a)	445,000	429,425
5.5% 4/15/25 (a)	415,000	370,230
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (a)	1,100,000	1,127,500
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	730,000	750,075
Teleflex, Inc. 4.875% 6/1/26	890,000	898,900
Tenet Healthcare Corp.:
5% 3/1/19	655,000	633,713
6.75% 6/15/23	5,650,000	5,409,875
8.125% 4/1/22	5,220,000	5,349,456
Universal Health Services, Inc. 4.75% 8/1/22 (a)	1,815,000	1,846,073
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	4,550,000	3,887,406
5.625% 12/1/21 (a)	1,790,000	1,476,750
5.875% 5/15/23 (a)	2,490,000	2,010,675
6.75% 8/15/18 (a)	2,450,000	2,370,375
VPI Escrow Corp. 6.375% 10/15/20 (a)	2,680,000	2,304,800

TOTAL HEALTHCARE		61,717,686

Homebuilders/Real Estate - 3.0%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	15,000	14,175
Brookfield Residential Properties, Inc. 6.375% 5/15/25 (a)	70,000	63,875
CalAtlantic Group, Inc.:
5.25% 6/1/26	2,560,000	2,483,200
5.875% 11/15/24	580,000	597,400
Howard Hughes Corp. 6.875% 10/1/21 (a)	2,515,000	2,533,863
Lennar Corp. 4.875% 12/15/23	2,195,000	2,200,488
M/I Homes, Inc. 6.75% 1/15/21	2,730,000	2,716,350
Meritage Homes Corp. 6% 6/1/25	1,210,000	1,216,050
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (a)	2,495,000	2,488,763
5.625% 3/1/24 (a)	1,815,000	1,771,894
5.875% 4/15/23 (a)	950,000	954,750
TRI Pointe Homes, Inc. 5.875% 6/15/24	2,770,000	2,815,013
VEREIT Operating Partnership LP 4.125% 6/1/21	980,000	1,022,258
William Lyon Homes, Inc.:
5.75% 4/15/19	4,580,000	4,488,400
7% 8/15/22	3,570,000	3,534,300

TOTAL HOMEBUILDERS/REAL ESTATE		28,900,779

Hotels - 0.2%
ESH Hospitality, Inc. 5.25% 5/1/25 (a)	2,295,000	2,234,756
Insurance - 0.4%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (a)	3,725,000	3,678,438
Leisure - 0.5%
24 Hour Holdings III LLC 8% 6/1/22 (a)	1,875,000	1,420,313
NCL Corp. Ltd. 4.625% 11/15/20 (a)	3,150,000	3,144,078

TOTAL LEISURE		4,564,391

Metals/Mining - 1.3%
Freeport-McMoRan, Inc.:
3.55% 3/1/22	1,520,000	1,337,600
3.875% 3/15/23	2,920,000	2,555,000
4.55% 11/14/24	1,780,000	1,557,500
Lundin Mining Corp.:
7.5% 11/1/20 (a)	1,645,000	1,677,900
7.875% 11/1/22 (a)	2,975,000	3,041,938
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (a)	815,000	779,344
Teck Resources Ltd.:
8% 6/1/21 (a)	810,000	834,300
8.5% 6/1/24 (a)	815,000	845,563

TOTAL METALS/MINING		12,629,145

Publishing/Printing - 0.6%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (a)	970,000	1,003,950
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	4,955,000	4,608,150
7% 2/15/22	170,000	166,600

TOTAL PUBLISHING/PRINTING		5,778,700

Restaurants - 0.2%
KFC Holding Co./Pizza Hut Holding LLC:
5% 6/1/24 (a)	995,000	1,012,413
5.25% 6/1/26 (a)	995,000	1,019,875

TOTAL RESTAURANTS		2,032,288

Services - 3.8%
Anna Merger Sub, Inc. 7.75% 10/1/22 (a)	750,000	658,125
APX Group, Inc.:
6.375% 12/1/19	11,070,000	10,959,300
7.875% 12/1/22 (a)	2,880,000	2,901,600
8.75% 12/1/20	7,641,000	7,010,618
Aramark Services, Inc. 4.75% 6/1/26 (a)	1,395,000	1,367,100
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (a)	1,565,000	1,345,900
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (a)	1,215,000	1,166,400
Garda World Security Corp.:
7.25% 11/15/21 (a)	5,665,000	4,574,488
7.25% 11/15/21 (a)	205,000	165,538
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (a)	2,125,000	1,349,375
United Rentals North America, Inc.:
4.625% 7/15/23	2,763,000	2,787,176
5.5% 7/15/25	1,560,000	1,536,600

TOTAL SERVICES		35,822,220

Steel - 0.3%
Evraz, Inc. NA Canada 7.5% 11/15/19 (a)	1,625,000	1,584,375
Steel Dynamics, Inc. 5.125% 10/1/21	1,650,000	1,689,188

TOTAL STEEL		3,273,563

Super Retail - 3.2%
Argos Merger Sub, Inc. 7.125% 3/15/23 (a)	3,100,000	3,193,000
JC Penney Corp., Inc.:
5.65% 6/1/20	19,621,000	18,443,717
5.875% 7/1/23 (a)	775,000	779,844
7.4% 4/1/37	4,515,000	3,612,000
L Brands, Inc.:
6.75% 7/1/36	1,965,000	1,963,762
6.875% 11/1/35	1,395,000	1,412,438
Sally Holdings LLC 5.625% 12/1/25	1,105,000	1,157,488

TOTAL SUPER RETAIL		30,562,249

Technology - 6.5%
Brocade Communications Systems, Inc. 4.625% 1/15/23	2,630,000	2,534,663
Lucent Technologies, Inc.:
6.45% 3/15/29	16,675,000	17,383,688
6.5% 1/15/28	4,140,000	4,253,850
Micron Technology, Inc.:
5.25% 8/1/23 (a)	1,145,000	976,113
5.25% 1/15/24 (a)	450,000	381,375
5.5% 2/1/25	2,320,000	1,972,000
5.625% 1/15/26 (a)	2,675,000	2,226,938
5.875% 2/15/22	435,000	408,900
Microsemi Corp. 9.125% 4/15/23 (a)	985,000	1,083,500
Nuance Communications, Inc. 6% 7/1/24 (a)	2,620,000	2,633,100
NXP BV/NXP Funding LLC:
4.625% 6/15/22 (a)	3,645,000	3,699,675
4.625% 6/1/23 (a)	1,375,000	1,399,063
Open Text Corp. 5.875% 6/1/26 (a)	2,095,000	2,108,094
Qorvo, Inc.:
6.75% 12/1/23 (a)	2,525,000	2,626,000
7% 12/1/25 (a)	4,580,000	4,831,900
Rackspace Hosting, Inc. 6.5% 1/15/24 (a)	2,270,000	2,241,625
Sensata Technologies BV 5% 10/1/25 (a)	1,450,000	1,456,366
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	1,935,000	2,002,725
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	3,545,000	3,726,681
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	3,010,000	3,115,350
13.375% 10/15/19	740,000	786,250

TOTAL TECHNOLOGY		61,847,856

Telecommunications - 12.3%
Altice Financing SA 6.625% 2/15/23 (a)	1,690,000	1,659,360
Altice Finco SA:
7.625% 2/15/25 (a)	3,705,000	3,390,075
9.875% 12/15/20 (a)	805,000	858,834
Columbus International, Inc. 7.375% 3/30/21 (a)	8,430,000	8,902,080
Digicel Group Ltd.:
6% 4/15/21 (a)	5,410,000	4,637,452
7.125% 4/1/22 (a)	3,995,000	2,971,281
DigitalGlobe, Inc. 5.25% 2/1/21 (a)	9,000,000	8,370,000
Millicom International Cellular SA 6% 3/15/25 (a)	4,435,000	4,324,125
Neptune Finco Corp. 10.125% 1/15/23 (a)	4,865,000	5,448,800
Numericable Group SA:
6% 5/15/22 (a)	2,250,000	2,188,125
6.25% 5/15/24 (a)	6,880,000	6,579,000
Sable International Finance Ltd. 6.875% 8/1/22 (a)	5,530,000	5,553,890
Sprint Capital Corp.:
6.875% 11/15/28	16,770,000	13,164,450
8.75% 3/15/32	5,710,000	4,882,050
Sprint Communications, Inc. 9% 11/15/18 (a)	345,000	367,425
Sprint Corp.:
7.25% 9/15/21	7,610,000	6,487,525
7.625% 2/15/25	5,275,000	4,173,844
7.875% 9/15/23	5,215,000	4,263,263
T-Mobile U.S.A., Inc.:
6% 3/1/23	4,960,000	5,133,600
6.375% 3/1/25	3,745,000	3,913,525
6.5% 1/15/24	3,255,000	3,425,888
6.542% 4/28/20	2,430,000	2,505,938
6.625% 4/1/23	6,045,000	6,403,952
Telecom Italia Capital SA 6% 9/30/34	2,600,000	2,483,000
Wind Acquisition Finance SA:
4.75% 7/15/20 (a)	3,395,000	3,327,100
7.375% 4/23/21 (a)	2,000,000	1,905,000

TOTAL TELECOMMUNICATIONS		117,319,582

Transportation Ex Air/Rail - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	2,970,000	2,331,450
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (a)	2,050,000	912,250

TOTAL TRANSPORTATION EX AIR/RAIL		3,243,700

Utilities - 5.0%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	11,525,000	11,064,000
DPL, Inc. 6.75% 10/1/19	1,390,000	1,410,850
Dynegy, Inc.:
7.375% 11/1/22	5,095,000	4,916,675
7.625% 11/1/24	5,540,000	5,318,400
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	1,785,000	1,486,013
7% 6/15/23	4,980,000	4,158,300
NRG Energy, Inc. 6.25% 5/1/24	4,660,000	4,435,761
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	5,066,380	5,421,027
PPL Energy Supply LLC 6.5% 6/1/25	750,000	622,500
RJS Power Holdings LLC 4.625% 7/15/19 (a)	4,320,000	3,801,600
The AES Corp.:
3.6731% 6/1/19 (b)	780,000	778,050
4.875% 5/15/23	3,975,000	3,925,313

TOTAL UTILITIES		47,338,489

TOTAL NONCONVERTIBLE BONDS
(Cost $783,571,727)		762,682,158

Commercial Mortgage Securities - 0.0%
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (Cost $58,486)(a)(b)	93,562	74,372
	Shares	Value

Common Stocks - 0.0%
Telecommunications - 0.0%
CUI Acquisition Corp. Class E, (c)
(Cost $538,176)	0*	16,065

Convertible Preferred Stocks - 0.5%
Energy - 0.5%
Southwestern Energy Co. Series B 6.25%
(Cost $2,705,552)	152,600	4,593,260
	Principal Amount	Value

Bank Loan Obligations - 7.7%
Aerospace - 0.1%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (b)	1,405,906	1,387,334
Air Transportation - 0.1%
American Airlines, Inc. Tranche B, term loan 3.5% 10/10/21 (b)	1,084,050	1,074,294
Broadcasting - 0.3%
Clear Channel Communications, Inc. Tranche D, term loan 7.2103% 1/30/19 (b)	4,305,000	3,133,093
Building Materials - 0.7%
Beacon Roofing Supply, Inc. Tranche B, term loan 4% 10/1/22 (b)	2,734,338	2,730,345
GYP Holdings III Corp. Tranche 1LN, term loan 4.75% 4/1/21 (b)	1,472,538	1,443,087
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (b)	2,540,800	2,483,632

TOTAL BUILDING MATERIALS		6,657,064

Cable/Satellite TV - 0.0%
Numericable LLC Tranche B, term loan 5% 1/15/24 (b)	430,000	425,700
Capital Goods - 0.2%
Rexnord LLC Tranche B, term loan 4% 8/21/20 (b)	1,982,866	1,956,156
Containers - 0.4%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (b)	2,764,050	2,757,996
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (b)	1,145,444	1,133,509

TOTAL CONTAINERS		3,891,505

Diversified Financial Services - 0.2%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (b)	1,515,000	1,325,625
Tranche B 1LN, term loan 4.75% 9/11/21 (b)	128,375	123,667

TOTAL DIVERSIFIED FINANCIAL SERVICES		1,449,292

Energy - 0.2%
Crestwood Holdings Partners LLC Tranche B, term loan 9% 6/19/19 (b)	1,622,459	1,420,998
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (b)	1,915,090	850,300

TOTAL ENERGY		2,271,298

Food & Drug Retail - 0.1%
Albertson's LLC Tranche B 6LN, term loan 4.75% 6/22/23 (b)	645,000	643,226
Pizza Hut Holdings LLC Tranche B, term loan 3.1923% 6/16/23 (b)	330,000	330,000

TOTAL FOOD & DRUG RETAIL		973,226

Gaming - 0.2%
Scientific Games Corp. Tranche B 2LN, term loan 6% 10/1/21 (b)	1,241,100	1,222,484
Station Casinos LLC Tranche B, term loan 3.75% 6/8/23 (b)	455,000	452,156

TOTAL GAMING		1,674,640

Healthcare - 0.4%
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 3.72% 10/20/18 (b)	1,761,593	1,712,268
Tranche BD 2LN, term loan 4.5% 2/13/19 (b)	2,167,511	2,104,523

TOTAL HEALTHCARE		3,816,791

Leisure - 0.3%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	2,580,480	2,480,486
Publishing/Printing - 0.5%
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22 (b)	585,000	583,391
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.5% 8/14/20 (b)	4,082,711	3,919,403

TOTAL PUBLISHING/PRINTING		4,502,794

Services - 1.2%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (b)	1,262,625	1,226,325
Garda World Security Corp.:
term loan 4.0039% 11/8/20 (b)	3,028,810	2,934,917
Tranche DD, term loan 4.0039% 11/8/20 (b)	774,812	750,793
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (b)	4,381,553	4,237,312
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	2,730,295	2,580,129

TOTAL SERVICES		11,729,476

Super Retail - 0.7%
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (b)	2,545,000	2,524,335
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (b)	3,832,622	3,812,999

TOTAL SUPER RETAIL		6,337,334

Technology - 1.2%
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (b)	4,994,900	4,987,108
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (b)	1,999,850	1,961,732
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (b)	3,112,746	3,125,726
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (b)	1,793,018	1,775,088

TOTAL TECHNOLOGY		11,849,654

Telecommunications - 0.3%
LTS Buyer LLC Tranche B 1LN, term loan 4% 4/11/20 (b)	2,578,418	2,547,813
Utilities - 0.6%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (b)	1,514,861	1,475,096
Calpine Corp. Tranche B 6LN, term loan 4% 1/1/23 (b)	2,343,225	2,319,793
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	1,625,000	1,551,875

TOTAL UTILITIES		5,346,764

TOTAL BANK LOAN OBLIGATIONS
(Cost $73,723,152)		73,504,714

Preferred Securities - 8.5%
Banks & Thrifts - 8.2%
Bank of America Corp.:
6.1% (b)(d)	4,010,000	4,140,608
6.25% (b)(d)	5,670,000	5,872,083
6.5% (b)(d)	2,740,000	2,951,676
Barclays Bank PLC 7.625% 11/21/22	4,585,000	4,973,772
Barclays PLC:
6.625% (b)(d)	11,745,000	10,516,243
8.25% (b)(d)	3,205,000	3,144,256
BNP Paribas SA 7.375% (a)(b)(d)	2,265,000	2,278,470
Citigroup, Inc.:
5.875% (b)(d)	4,735,000	4,618,169
5.95% (b)(d)	3,000,000	2,955,298
5.95% (b)(d)	1,355,000	1,350,487
6.125% (b)(d)	3,935,000	4,024,807
6.3% (b)(d)	6,115,000	6,133,016
Credit Agricole SA:
6.625% (a)(b)(d)	11,180,000	10,161,952
7.875% (a)(b)(d)	205,000	196,126
8.125% (a)(b)(d)	1,795,000	1,785,900
Goldman Sachs Group, Inc. 5.375% (b)(d)	4,825,000	4,808,185
JPMorgan Chase & Co.:
5.3% (b)(d)	2,070,000	2,080,423
6.1% (b)(d)	1,565,000	1,637,642
Lloyds Banking Group PLC 7.5% (b)(d)	425,000	415,784
Royal Bank of Scotland Group PLC:
7.5% (b)(d)	1,355,000	1,240,101
8% (b)(d)	1,425,000	1,329,122
Societe Generale 8% (a)(b)(d)	1,565,000	1,525,616

TOTAL BANKS & THRIFTS		78,139,736

Diversified Financial Services - 0.3%
American Express Co. 4.9% (b)(d)	3,695,000	3,586,479
TOTAL PREFERRED SECURITIES
(Cost $83,731,999)		81,726,215
	Shares	Value

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 0.43% (e)
(Cost $42,639,078)	42,639,078	42,639,078
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $986,968,170)		965,235,862
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(10,833,608)
NET ASSETS - 100%		$954,402,254

* Amount represents less than 1 share.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $376,448,952 or 39.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$52,691
Total	$52,691

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$4,593,260	$4,593,260	$--	$--
Telecommunication Services	16,065	--	--	16,065
Corporate Bonds	762,682,158	--	762,682,158	--
Commercial Mortgage Securities	74,372	--	--	74,372
Bank Loan Obligations	73,504,714	--	73,504,714	--
Preferred Securities	81,726,215	--	81,726,215	--
Money Market Funds	42,639,078	42,639,078	--	--
Total Investments in Securities:	$965,235,862	$47,232,338	$917,913,087	$90,437

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds,bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $984,950,802. Net unrealized depreciation aggregated $19,714,940, of which $19,996,847 related to appreciated investment securities and $39,711,787 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Industrials Central Fund

June 30, 2016

INCIP-QTLY-0816
1.851901.109

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Aerospace & Defense - 29.4%
Aerospace & Defense - 29.4%
BWX Technologies, Inc.	626,280	$22,402,036
General Dynamics Corp.	349,740	48,697,798
Hexcel Corp.	386,700	16,102,188
Honeywell International, Inc.	654,236	76,100,732
Northrop Grumman Corp.	225,100	50,035,228
Orbital ATK, Inc.	113,321	9,648,150
Raytheon Co.	367,300	49,934,435
Rockwell Collins, Inc.	113,782	9,687,399
Teledyne Technologies, Inc. (a)	327,748	32,463,439
Textron, Inc.	537,215	19,640,580
United Technologies Corp.	679,833	69,716,874
		404,428,859
Air Freight & Logistics - 1.0%
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	180,200	13,379,850
Airlines - 3.1%
Airlines - 3.1%
Southwest Airlines Co.	1,075,400	42,166,434
Building Products - 3.7%
Building Products - 3.7%
A.O. Smith Corp.	361,777	31,876,171
Fortune Brands Home & Security, Inc.	327,900	19,008,363
		50,884,534
Commercial Services & Supplies - 3.1%
Commercial Printing - 1.0%
Deluxe Corp.	210,300	13,957,611
Office Services & Supplies - 2.1%
Regus PLC	1,920,400	7,425,506
West Corp.	1,081,651	21,265,259
		28,690,765

TOTAL COMMERCIAL SERVICES & SUPPLIES		42,648,376

Construction & Engineering - 4.3%
Construction & Engineering - 4.3%
AECOM (a)	1,885,843	59,913,232
Diversified Consumer Services - 1.1%
Specialized Consumer Services - 1.1%
ServiceMaster Global Holdings, Inc. (a)	375,581	14,948,124
Electrical Equipment - 5.2%
Electrical Components & Equipment - 5.2%
AMETEK, Inc.	735,858	34,018,715
Eaton Corp. PLC	486,600	29,064,618
Regal Beloit Corp.	153,700	8,461,185
		71,544,518
Industrial Conglomerates - 20.2%
Industrial Conglomerates - 20.2%
Danaher Corp.	904,219	91,326,119
General Electric Co.	5,940,500	187,006,941
		278,333,060
Machinery - 13.1%
Construction Machinery & Heavy Trucks - 5.3%
Allison Transmission Holdings, Inc.	280,060	7,906,094
Caterpillar, Inc.	521,700	39,550,077
Trinity Industries, Inc.	59,929	1,112,882
Wabtec Corp.	353,400	24,819,282
		73,388,335
Industrial Machinery - 7.8%
Flowserve Corp.	198,438	8,963,444
IDEX Corp.	287,733	23,622,879
Ingersoll-Rand PLC	456,800	29,089,024
Pentair PLC	301,200	17,556,948
Rexnord Corp. (a)	690,700	13,558,441
Snap-On, Inc.	75,700	11,946,974
TriMas Corp. (a)	116,198	2,091,564
		106,829,274

TOTAL MACHINERY		180,217,609

Professional Services - 2.7%
Research & Consulting Services - 2.7%
CEB, Inc.	240,659	14,843,847
Verisk Analytics, Inc. (a)	268,555	21,774,439
		36,618,286
Road & Rail - 5.7%
Trucking - 5.7%
J.B. Hunt Transport Services, Inc.	794,850	64,327,211
Old Dominion Freight Lines, Inc. (a)	230,700	13,913,517
		78,240,728
Trading Companies & Distributors - 4.1%
Trading Companies & Distributors - 4.1%
AerCap Holdings NV (a)	365,500	12,277,145
HD Supply Holdings, Inc. (a)	903,356	31,454,856
Wolseley PLC	237,289	12,287,687
		56,019,688
TOTAL COMMON STOCKS
(Cost $1,123,230,652)		1,329,343,298

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 0.43% (b)
(Cost $44,839,169)	44,839,169	44,839,169
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,168,069,821)		1,374,182,467
NET OTHER ASSETS (LIABILITIES) - 0.0%		436,699
NET ASSETS - 100%		$1,374,619,166

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$68,718
Fidelity Securities Lending Cash Central Fund	2,179
Total	$70,897

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,329,343,298	$1,309,630,105	$19,713,193	$--
Money Market Funds	44,839,169	44,839,169	--	--
Total Investments in Securities:	$1,374,182,467	$1,354,469,274	$19,713,193	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $1,171,944,293. Net unrealized appreciation aggregated $202,238,174, of which $240,546,744 related to appreciated investment securities and $38,308,570 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Information Technology Central Fund

June 30, 2016

ITCIP-QTLY-0816
1.851902.109

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
Automobiles - 1.3%
Automobile Manufacturers - 1.3%
Tesla Motors, Inc. (a)	177,735	$37,729,586
Biotechnology - 0.2%
Biotechnology - 0.2%
BeiGene Ltd. sponsored ADR	85,389	2,544,592
Genscript Biotech Corp.	27,288,000	4,227,301
		6,771,893
Chemicals - 0.2%
Specialty Chemicals - 0.2%
Duk San Neolux Co. Ltd. (a)	317,754	6,819,805
Communications Equipment - 0.9%
Communications Equipment - 0.9%
Ciena Corp. (a)	142,400	2,670,000
CommScope Holding Co., Inc. (a)	184,900	5,737,447
F5 Networks, Inc. (a)	66,400	7,558,976
Palo Alto Networks, Inc. (a)	11,400	1,398,096
Radware Ltd. (a)	1,227	13,816
Sonus Networks, Inc. (a)	12,400	107,756
Wistron NeWeb Corp.	2,766,000	7,105,551
		24,591,642
Construction Materials - 0.0%
Construction Materials - 0.0%
Universal Cement Corp.	373	254
Consumer Finance - 0.0%
Consumer Finance - 0.0%
LendingClub Corp. (a)(b)	1,400	6,020
Diversified Consumer Services - 1.2%
Education Services - 1.2%
China Online Education Group sponsored ADR (a)	123,970	2,458,325
New Oriental Education & Technology Group, Inc. sponsored ADR	678,293	28,406,911
TAL Education Group ADR (a)	31,800	1,973,508
		32,838,744
Specialized Consumer Services - 0.0%
LifeLock, Inc. (a)	1,433	22,656

TOTAL DIVERSIFIED CONSUMER SERVICES		32,861,400

Diversified Financial Services - 2.2%
Other Diversified Financial Services - 2.1%
Broadcom Ltd.	379,900	59,036,460
Specialized Finance - 0.1%
MSCI, Inc. Class A	58,300	4,496,096

TOTAL DIVERSIFIED FINANCIAL SERVICES		63,532,556

Diversified Telecommunication Services - 0.2%
Alternative Carriers - 0.0%
8x8, Inc. (a)	2,300	33,603
Integrated Telecommunication Services - 0.2%
Bharti Infratel Ltd.	922,326	4,725,441

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		4,759,044

Electrical Equipment - 0.1%
Electrical Components & Equipment - 0.1%
Lumenpulse, Inc. (a)	38,000	475,901
Nidec Corp.	18,600	1,415,888
		1,891,789
Electronic Equipment & Components - 4.7%
Electronic Components - 2.2%
Alps Electric Co. Ltd.	656,800	12,478,088
InvenSense, Inc. (a)(b)	350,700	2,149,791
Largan Precision Co. Ltd.	219,000	20,285,903
Ledlink Optics, Inc.	1,449,038	1,930,041
Murata Manufacturing Co. Ltd.	37,100	4,159,453
Samsung SDI Co. Ltd.	75,288	7,124,238
Sunny Optical Technology Group Co. Ltd.	855,000	3,010,325
Universal Display Corp. (a)	53,700	3,640,860
Yageo Corp.	4,213,882	7,021,409
Yaskawa Electric Corp.	1,800	23,502
		61,823,610
Electronic Equipment & Instruments - 0.6%
Chroma ATE, Inc.	6,005,358	14,376,139
Cognex Corp.	59,200	2,551,520
		16,927,659
Electronic Manufacturing Services - 1.9%
Merry Electronics Co. Ltd.	1,062,000	2,322,051
QLogic Corp. (a)	3,800	56,012
Trimble Navigation Ltd. (a)	2,187,527	53,288,158
		55,666,221
Technology Distributors - 0.0%
Digital China Holdings Ltd. (H Shares)	39,000	29,604

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		134,447,094

Health Care Equipment & Supplies - 0.2%
Health Care Equipment - 0.2%
Intai Technology Corp.	903,000	4,942,325
Olympus Corp.	7,900	294,999
		5,237,324
Health Care Providers & Services - 0.0%
Managed Health Care - 0.0%
HealthEquity, Inc. (a)	19,800	601,623
Health Care Technology - 1.8%
Health Care Technology - 1.8%
athenahealth, Inc. (a)	129,730	17,904,037
Inovalon Holdings, Inc. Class A (a)(b)	373,800	6,732,138
M3, Inc.	52,900	1,846,209
Medidata Solutions, Inc. (a)	452,900	21,227,423
Veeva Systems, Inc. Class A (a)	124,100	4,234,292
		51,944,099
Hotels, Restaurants & Leisure - 0.4%
Casinos & Gaming - 0.3%
500.com Ltd. sponsored ADR Class A (a)(b)	467,523	7,770,232
Hotels, Resorts & Cruise Lines - 0.1%
Tuniu Corp. Class A sponsored ADR (a)(b)	381,953	3,219,864

TOTAL HOTELS, RESTAURANTS & LEISURE		10,990,096

Household Durables - 0.5%
Consumer Electronics - 0.5%
Sony Corp.	307,700	9,065,451
Sony Corp. sponsored ADR	162,900	4,781,115
		13,846,566
Industrial Conglomerates - 0.1%
Industrial Conglomerates - 0.1%
Toshiba Corp. (a)	839,000	2,285,438
Internet & Catalog Retail - 2.3%
Catalog Retail - 0.0%
Liberty Interactive Corp. QVC Group Series A (a)	588	14,918
Internet Retail - 2.3%
Amazon.com, Inc. (a)	26,900	19,250,178
Ctrip.com International Ltd. ADR (a)	242,600	9,995,120
Groupon, Inc. Class A (a)(b)	291,000	945,750
JD.com, Inc. sponsored ADR (a)	236,500	5,020,895
Jumei International Holding Ltd. sponsored ADR (a)	918,303	3,792,591
MySale Group PLC (a)	38,500	33,513
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)	448,486	13,360,398
Vipshop Holdings Ltd. ADR (a)	1,186,900	13,257,673
		65,656,118

TOTAL INTERNET & CATALOG RETAIL		65,671,036

Internet Software & Services - 25.3%
Internet Software & Services - 25.3%
58.com, Inc. ADR (a)(b)	1,106,072	50,757,644
Alibaba Group Holding Ltd. sponsored ADR (a)	356,700	28,368,351
Alphabet, Inc.:
Class A	212,073	149,199,718
Class C (a)	226,118	156,496,268
Benefitfocus, Inc. (a)(b)	87,810	3,347,317
Box, Inc. Class A (a)(b)	104,700	1,082,598
Cornerstone OnDemand, Inc. (a)	241,904	9,206,866
DeNA Co. Ltd.	66,000	1,543,972
eBay, Inc. (a)	24,000	561,840
eGain Communications Corp. (a)(b)	130,650	368,433
Endurance International Group Holdings, Inc. (a)	1,135,500	10,208,145
Envestnet, Inc. (a)	434	14,457
Facebook, Inc. Class A (a)	1,541,063	176,112,680
Hortonworks, Inc. (a)	390,000	4,169,100
Instructure, Inc. (a)(b)	158,682	3,014,958
LogMeIn, Inc. (a)	32,300	2,048,789
MINDBODY, Inc.	130,900	2,112,726
New Relic, Inc. (a)	235,800	6,927,804
Q2 Holdings, Inc. (a)	1,400	39,228
Rackspace Hosting, Inc. (a)	369,726	7,712,484
Renren, Inc. ADR (a)(b)	497,000	889,630
Shopify, Inc. (a)	5,035	154,877
Shopify, Inc. Class A (a)	60,700	1,867,132
SINA Corp. (a)	53,800	2,790,606
SouFun Holdings Ltd. ADR (a)	5,400	27,162
Tencent Holdings Ltd.	403,100	9,246,982
Twilio, Inc. (a)	11,100	405,150
Twitter, Inc. (a)	48,000	811,680
Web.com Group, Inc. (a)	290,416	5,279,763
Weibo Corp. sponsored ADR (a)	1,400	39,774
Xunlei Ltd. sponsored ADR (a)	1,104,165	5,785,825
Yahoo!, Inc. (a)	2,062,227	77,457,246
Zillow Group, Inc.:
Class A (a)	1,209	44,310
Class C (a)	1,318	47,817
		718,141,332
IT Services - 5.2%
Data Processing & Outsourced Services - 5.1%
Amadeus IT Holding SA Class A	225,100	9,917,625
Fidelity National Information Services, Inc.	66,137	4,872,974
Fiserv, Inc. (a)	163,800	17,809,974
FleetCor Technologies, Inc. (a)	2,000	286,260
Global Payments, Inc.	228,700	16,324,606
PayPal Holdings, Inc. (a)	7,800	284,778
Paysafe Group PLC (a)	2,402,158	12,528,983
Sabre Corp.	96,800	2,593,272
Total System Services, Inc.	57,648	3,061,685
Travelport Worldwide Ltd.	601,977	7,759,484
Vantiv, Inc. (a)	50,600	2,863,960
Visa, Inc. Class A	894,300	66,330,231
		144,633,832
IT Consulting & Other Services - 0.1%
Cognizant Technology Solutions Corp. Class A (a)	4,594	262,961
EPAM Systems, Inc. (a)	37,134	2,388,088
Virtusa Corp. (a)	600	17,328
		2,668,377

TOTAL IT SERVICES		147,302,209

Life Sciences Tools & Services - 0.1%
Life Sciences Tools & Services - 0.1%
JHL Biotech, Inc. (a)	1,008,062	2,437,527
Machinery - 0.1%
Industrial Machinery - 0.1%
Harmonic Drive Systems, Inc. (b)	50,800	1,444,683
King Slide Works Co. Ltd.	53,000	622,747
Minebea Mitsumi, Inc.	217,000	1,474,278
		3,541,708
Media - 0.7%
Advertising - 0.1%
iCar Asia Ltd. (a)	2,214,053	1,411,809
Cable & Satellite - 0.5%
Naspers Ltd. Class N	102,000	15,574,898
Publishing - 0.1%
NEXT Co. Ltd.	38,500	344,581
Schibsted ASA:
(A Shares)	19,806	593,702
(B Shares)	51,479	1,472,817
		2,411,100

TOTAL MEDIA		19,397,807

Professional Services - 0.3%
Human Resource & Employment Services - 0.2%
51job, Inc. sponsored ADR (a)	800	23,448
WageWorks, Inc. (a)	98,988	5,920,472
		5,943,920
Research & Consulting Services - 0.1%
ICF International, Inc. (a)	60,700	2,482,630
Verisk Analytics, Inc. (a)	432	35,027
		2,517,657

TOTAL PROFESSIONAL SERVICES		8,461,577

Semiconductors & Semiconductor Equipment - 18.1%
Semiconductor Equipment - 1.3%
Amkor Technology, Inc. (a)	1,886,027	10,844,655
Applied Materials, Inc.	1,500	35,955
EO Technics Co. Ltd.	126,932	10,805,134
Hermes Microvision, Inc.	156,000	6,478,655
Lam Research Corp.	34,600	2,908,476
Nanometrics, Inc. (a)	103,900	2,160,081
Rubicon Technology, Inc. (a)(b)	1,139,848	775,097
SolarEdge Technologies, Inc. (a)(b)	106,400	2,085,440
SunEdison, Inc. (a)	1,200	170
Tessera Technologies, Inc.	43,700	1,338,968
		37,432,631
Semiconductors - 16.8%
Advanced Micro Devices, Inc. (a)(b)	656,800	3,375,952
Advanced Semiconductor Engineering, Inc.	30,050,000	34,241,901
Advanced Semiconductor Engineering, Inc. sponsored ADR	2,881,284	16,077,565
Ambarella, Inc. (a)(b)	242,400	12,316,344
ams AG	19,160	531,929
Cavium, Inc. (a)	201,600	7,781,760
Chipbond Technology Corp.	8,755,000	11,267,128
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	537,048	9,725,939
Cirrus Logic, Inc. (a)	40,052	1,553,617
Dialog Semiconductor PLC (a)	244,600	7,329,056
Everlight Electronics Co. Ltd.	968,000	1,583,767
Himax Technologies, Inc. sponsored ADR (b)	1,151,202	9,508,929
Hua Hong Semiconductor Ltd.	6,072,000	5,687,221
Infineon Technologies AG	202,900	2,937,264
Inphi Corp. (a)	20,600	659,818
Integrated Device Technology, Inc. (a)	134,200	2,701,446
Intersil Corp. Class A	519,317	7,031,552
Lextar Electronics Corp.	536,000	271,716
M/A-COM Technology Solutions Holdings, Inc. (a)	104,100	3,433,218
MagnaChip Semiconductor Corp. (a)(b)	291,827	1,651,741
Marvell Technology Group Ltd.	5,315,839	50,659,946
Maxim Integrated Products, Inc.	503,700	17,977,053
Melexis NV	570	35,818
Micron Technology, Inc. (a)	3,600,300	49,540,128
Microsemi Corp. (a)	298,200	9,745,176
Monolithic Power Systems, Inc.	158,451	10,825,372
NXP Semiconductors NV (a)	359,346	28,151,166
ON Semiconductor Corp. (a)	579,800	5,113,836
Power Integrations, Inc.	85,400	4,275,978
Qorvo, Inc. (a)	557,731	30,820,215
Qualcomm, Inc.	1,084,100	58,075,237
Realtek Semiconductor Corp.	257,000	802,821
Sanken Electric Co. Ltd.	663,000	2,055,553
Semiconductor Manufacturing International Corp. (a)	30,270,000	2,438,222
Semtech Corp. (a)	843,206	20,118,895
Silicon Laboratories, Inc. (a)	53,400	2,602,716
Silicon Motion Technology Corp. sponsored ADR	167,600	8,011,280
Siliconware Precision Industries Co. Ltd. sponsored ADR	135,662	1,039,171
Sitronix Technology Corp.	409,000	1,342,923
SK Hynix, Inc.	509,911	14,502,409
Skyworks Solutions, Inc.	263,000	16,642,640
STMicroelectronics NV	2,800	16,348
Vanguard International Semiconductor Corp.	184,000	304,625
Xilinx, Inc.	500	23,065
		474,788,456

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		512,221,087

Software - 18.4%
Application Software - 7.7%
Adobe Systems, Inc. (a)	387,907	37,157,612
ANSYS, Inc. (a)	311	28,223
Autodesk, Inc. (a)	629,400	34,075,716
Blackbaud, Inc.	22,100	1,500,590
Callidus Software, Inc. (a)	385,900	7,710,282
Citrix Systems, Inc. (a)	53,878	4,315,089
Guidewire Software, Inc. (a)	402	24,828
HubSpot, Inc. (a)	17,200	746,824
Intuit, Inc.	173,200	19,330,852
Kingdee International Software Group Co. Ltd.	659,600	205,826
Linx SA	3,900	19,559
Mobileye NV (a)(b)	418,500	19,309,590
Parametric Technology Corp. (a)	800	30,064
Paycom Software, Inc. (a)	100	4,321
Paylocity Holding Corp. (a)	181,691	7,849,051
Qlik Technologies, Inc. (a)	700	20,706
RealPage, Inc. (a)	15,500	346,115
Salesforce.com, Inc. (a)	647,169	51,391,690
Splunk, Inc. (a)	128,100	6,940,458
SS&C Technologies Holdings, Inc.	132,200	3,712,176
Ultimate Software Group, Inc. (a)	207	43,530
Workday, Inc. Class A (a)	119,700	8,937,999
Workiva, Inc. (a)(b)	93,000	1,270,380
Zendesk, Inc. (a)	515,469	13,598,072
		218,569,553
Home Entertainment Software - 3.4%
Activision Blizzard, Inc.	767,540	30,417,610
Electronic Arts, Inc. (a)	171,500	12,992,840
NCSOFT Corp.	82,352	16,947,896
NHN Entertainment Corp. (a)	120,736	6,805,880
Nintendo Co. Ltd.	114,200	16,410,449
Nintendo Co. Ltd. ADR	326,300	5,801,614
Take-Two Interactive Software, Inc. (a)	208,200	7,894,944
		97,271,233
Systems Software - 7.3%
Allot Communications Ltd. (a)	531,709	2,616,008
CommVault Systems, Inc. (a)	600	25,914
CyberArk Software Ltd. (a)	217,523	10,569,443
Fleetmatics Group PLC (a)	666,295	28,870,562
Imperva, Inc. (a)	118,691	5,104,900
Infoblox, Inc. (a)	1,600	30,016
Microsoft Corp.	2,307,300	118,064,541
NetSuite, Inc. (a)(b)	241,639	17,591,319
Oracle Corp.	6,900	282,417
Progress Software Corp. (a)	89,000	2,443,940
Proofpoint, Inc. (a)	269,800	17,021,682
Rapid7, Inc. (a)(b)	4,500	56,610
ServiceNow, Inc. (a)	4,355	289,172
Tableau Software, Inc. (a)	6,100	298,412
Varonis Systems, Inc. (a)	100	2,402
VMware, Inc. Class A (a)(b)	33,500	1,916,870
		205,184,208

TOTAL SOFTWARE		521,024,994

Technology Hardware, Storage & Peripherals - 10.5%
Technology Hardware, Storage & Peripherals - 10.5%
Apple, Inc.	2,970,170	283,948,249
BlackBerry Ltd. (a)	2,514	16,871
EMC Corp.	261,400	7,102,238
HTC Corp.	1,280,000	4,150,340
Nimble Storage, Inc. (a)	3,500	27,860
Silicon Graphics International Corp. (a)	425,876	2,142,156
Stratasys Ltd. (a)	200	4,578
		297,392,292
TOTAL COMMON STOCKS
(Cost $2,251,313,040)		2,693,907,798

Preferred Stocks - 1.7%
Convertible Preferred Stocks - 1.3%
Internet & Catalog Retail - 0.5%
Internet Retail - 0.5%
China Internet Plus Holdings Ltd. Series B (c)	3,479,801	13,434,468
Internet Software & Services - 0.8%
Internet Software & Services - 0.8%
Uber Technologies, Inc. Series D, 8.00% (a)(c)	489,912	23,894,100
IT Services - 0.0%
Data Processing & Outsourced Services - 0.0%
Nutanix, Inc. Series E (a)(c)	68,486	913,603

TOTAL CONVERTIBLE PREFERRED STOCKS		38,242,171

Nonconvertible Preferred Stocks - 0.4%
Internet & Catalog Retail - 0.4%
Internet Retail - 0.4%
China Internet Plus Holdings Ltd. Series A-11 (c)	2,771,770	10,700,972
TOTAL PREFERRED STOCKS
(Cost $30,713,119)		48,943,143

Money Market Funds - 6.5%
Fidelity Cash Central Fund, 0.43% (d)	88,642,509	88,642,509
Fidelity Securities Lending Cash Central Fund, 0.46% (d)(e)	93,838,418	93,838,418
TOTAL MONEY MARKET FUNDS
(Cost $182,480,927)		182,480,927
TOTAL INVESTMENT PORTFOLIO - 103.2%
(Cost $2,464,507,086)		2,925,331,868
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(90,058,981)
NET ASSETS - 100%		$2,835,272,887

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $48,943,143 or 1.7% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$8,761,149
China Internet Plus Holdings Ltd. Series B	12/11/15	$13,434,468
Nutanix, Inc. Series E	8/26/14	$917,473
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$7,600,029

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$139,971
Fidelity Securities Lending Cash Central Fund	1,507,768
Total	$1,647,739

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,693,907,798	$2,372,617,385	$321,290,413	$--
Preferred Stocks	48,943,143	--	--	48,943,143
Money Market Funds	182,480,927	182,480,927	--	--
Total Investments in Securities:	$2,925,331,868	$2,555,098,312	$321,290,413	$48,943,143

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$76,992,619
Level 2 to Level 1	$0

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Preferred Stocks
Beginning Balance	$34,168,148
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	1,340,527
Cost of Purchases	22,195,617
Proceeds of Sales	(8,761,149)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$48,943,143
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2016	$ 1,340,527

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 06/30/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$48,943,143	Last transaction price	Transaction price	$3.86 - $48.77 / $26.20	Increase
		Market approach	Discount rate	20.0%	Decrease
		Market comparable	EV/Sales multiple	2.6	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $2,485,470,269. Net unrealized appreciation aggregated $439,861,599, of which $580,187,507 related to appreciated investment securities and $140,325,908 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Equity Central Fund

June 30, 2016

INTCEN-QTLY-0816
1.859215.108

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Australia - 3.7%
1-Page Ltd. (a)(b)	2,940,851	$1,134,836
Australia & New Zealand Banking Group Ltd.	1,608,384	29,304,835
Flight Centre Travel Group Ltd. (b)	424,328	10,094,977
Insurance Australia Group Ltd.	2,808,916	11,570,679
Magellan Financial Group Ltd.	742,546	12,516,783
Rio Tinto Ltd.	323,318	11,183,758

TOTAL AUSTRALIA		75,805,868

Austria - 1.3%
Andritz AG	174,700	8,283,770
Erste Group Bank AG	474,600	10,805,685
IMMOFINANZ Immobilien Anlagen AG (a)	3,378,400	7,247,007

TOTAL AUSTRIA		26,336,462

Bailiwick of Jersey - 2.0%
Randgold Resources Ltd.	109,900	12,332,701
Shire PLC	276,000	17,057,494
Wolseley PLC	231,733	11,999,977

TOTAL BAILIWICK OF JERSEY		41,390,172

Belgium - 1.9%
Anheuser-Busch InBev SA NV	174,016	23,011,256
KBC Groep NV (a)	195,262	9,603,163
Melexis NV	94,600	5,944,498

TOTAL BELGIUM		38,558,917

Bermuda - 0.5%
Cheung Kong Infrastructure Holdings Ltd.	422,360	3,641,614
Chow Sang Sang Holdings International Ltd.	3,510,000	6,219,450
Kosmos Energy Ltd. (a)	119,900	653,455

TOTAL BERMUDA		10,514,519

British Virgin Islands - 0.2%
Luxoft Holding, Inc. (a)	70,300	3,657,006
Canada - 6.0%
ARC Resources Ltd. (b)	214,600	3,672,593
Barrick Gold Corp.	271,100	5,787,328
Canadian Natural Resources Ltd.	72,900	2,249,154
Cenovus Energy, Inc.	731,200	10,113,816
Constellation Software, Inc.	14,300	5,534,381
Fortis, Inc.	92,690	3,133,072
Imperial Oil Ltd.	149,400	4,727,328
MDC Partners, Inc. Class A	283,800	5,190,702
NuVista Energy Ltd. (a)	411,700	1,991,660
PrairieSky Royalty Ltd. (b)	148,222	2,813,115
Rogers Communications, Inc. Class B (non-vtg.)	144,500	5,849,568
Royal Bank of Canada	420,400	24,841,005
Suncor Energy, Inc.	481,800	13,365,619
TELUS Corp.	124,800	4,018,484
The Toronto-Dominion Bank	562,000	24,133,875
West Fraser Timber Co. Ltd.	150,300	4,394,002

TOTAL CANADA		121,815,702

Cayman Islands - 0.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	83,600	6,648,708
Cheung Kong Property Holdings Ltd.	1,414,500	8,912,273

TOTAL CAYMAN ISLANDS		15,560,981

China - 0.4%
Kweichow Moutai Co. Ltd.	160,168	7,042,696
Denmark - 2.5%
Danske Bank A/S	331,349	8,721,231
Novo Nordisk A/S Series B	405,300	21,826,580
Scandinavian Tobacco Group A/S	313,565	5,139,273
TDC A/S	568,500	2,785,918
Vestas Wind Systems A/S	180,600	12,275,284

TOTAL DENMARK		50,748,286

France - 8.6%
Air Liquide SA	140,080	14,593,767
Capgemini SA	91,400	7,887,163
Christian Dior SA	94,400	15,122,105
Dassault Systemes SA	80,366	6,059,275
Edenred SA	525,372	10,757,572
Engie	408,730	6,562,839
Ipsen SA	55,000	3,369,899
Orange SA	586,700	9,540,040
Pernod Ricard SA (b)	78,900	8,735,522
Rexel SA	683,900	8,598,259
Safran SA	186,100	12,532,310
Sanofi SA	299,331	24,869,237
Suez Environnement SA	225,221	3,512,889
Total SA	416,175	19,958,099
Total SA sponsored ADR	58,057	2,792,542
VINCI SA	265,794	18,756,250

TOTAL FRANCE		173,647,768

Germany - 4.9%
Bayer AG	95,000	9,541,316
Deutsche Boerse AG	92,770	7,621,498
Deutsche Post AG	520,506	14,663,960
Deutsche Telekom AG	712,000	12,141,219
Fresenius SE & Co. KGaA	137,900	10,132,551
OSRAM Licht AG	191,140	9,931,036
ProSiebenSat.1 Media AG	157,449	6,887,146
Rational AG	23,400	10,829,276
SAP AG	233,828	17,561,691

TOTAL GERMANY		99,309,693

Hong Kong - 2.7%
AIA Group Ltd.	3,088,200	18,571,586
Dah Sing Banking Group Ltd.	2,045,200	3,802,278
Dah Sing Financial Holdings Ltd.	930,000	5,747,379
Hang Seng Bank Ltd.	616,100	10,567,850
HKT Trust/HKT Ltd. unit	3,352,120	4,835,147
Hysan Development Co. Ltd.	598,000	2,666,794
PCCW Ltd.	6,780,000	4,555,824
Power Assets Holdings Ltd.	521,500	4,794,944

TOTAL HONG KONG		55,541,802

India - 0.5%
Tata Motors Ltd. Class A (a)	2,498,609	10,841,478
Indonesia - 1.3%
PT Bank Danamon Indonesia Tbk Series A	45,409,200	12,201,072
PT Bank Rakyat Indonesia Tbk	16,072,500	13,224,970

TOTAL INDONESIA		25,426,042

Ireland - 1.9%
Greencore Group PLC	1,533,054	6,309,064
James Hardie Industries PLC CDI	681,559	10,555,556
Medtronic PLC	119,100	10,334,307
Ryanair Holdings PLC sponsored ADR	150,180	10,443,517

TOTAL IRELAND		37,642,444

Israel - 1.3%
Bezeq The Israel Telecommunication Corp. Ltd.	1,916,390	3,791,120
Frutarom Industries Ltd.	230,851	10,611,089
Teva Pharmaceutical Industries Ltd. sponsored ADR	215,500	10,824,565

TOTAL ISRAEL		25,226,774

Italy - 1.1%
Banco di Desio e della Brianza SpA	917,194	1,730,072
Enel SpA	1,765,026	7,835,742
Eni SpA	161,700	2,604,530
Mediaset SpA	1,484,551	5,191,553
Telecom Italia SpA (a)	5,821,100	4,780,922

TOTAL ITALY		22,142,819

Japan - 14.9%
AEON MALL Co. Ltd.	717,740	9,390,940
Astellas Pharma, Inc.	822,900	12,905,000
Broadleaf Co. Ltd.	259,500	2,391,641
Coca-Cola Central Japan Co. Ltd.	242,900	4,649,000
DaikyoNishikawa Corp.	769,700	9,749,208
Fuji Heavy Industries Ltd.	512,100	17,602,612
Hoya Corp.	125,000	4,464,499
Japan Tobacco, Inc.	387,200	15,605,013
JSR Corp.	526,800	6,976,480
JTEKT Corp.	718,200	8,140,421
Kamigumi Co. Ltd.	630,000	5,822,975
KDDI Corp.	436,400	13,270,809
Koito Manufacturing Co. Ltd.	257,200	11,842,633
Minebea Mitsumi, Inc.	520,000	3,532,832
Mitsubishi Electric Corp.	1,343,000	16,033,213
NGK Insulators Ltd.	583,000	11,786,662
Nippon Paint Holdings Co. Ltd.	162,300	4,012,345
Nippon Telegraph & Telephone Corp.	233,500	10,949,963
NSK Ltd.	1,017,500	7,448,030
Olympus Corp.	171,800	6,415,287
ORIX Corp.	799,500	10,345,903
Panasonic Corp.	537,900	4,627,845
Sanken Electric Co. Ltd. (b)	1,095,000	3,394,918
Shionogi & Co. Ltd.	160,000	8,746,571
Sony Corp.	726,800	21,412,966
Sumitomo Mitsui Financial Group, Inc.	768,700	22,196,258
Suzuki Motor Corp.	414,300	11,218,386
Tokyo Electric Power Co., Inc. (a)	714,500	3,025,936
Tokyo Gas Co. Ltd.	930,000	3,839,748
Toto Ltd.	342,000	13,666,055
Toyota Boshoku Corp.	547,200	11,422,755
VT Holdings Co. Ltd.	1,040,500	4,770,371

TOTAL JAPAN		301,657,275

Korea (South) - 0.6%
Kia Motors Corp.	37,217	1,401,529
NCSOFT Corp.	23,526	4,841,609
SK Hynix, Inc.	203,195	5,779,081

TOTAL KOREA (SOUTH)		12,022,219

Netherlands - 1.2%
ABN AMRO Group NV GDR	452,717	7,442,966
NXP Semiconductors NV (a)	81,800	6,408,212
Unilever NV (NY Reg.)	232,600	10,918,244

TOTAL NETHERLANDS		24,769,422

New Zealand - 0.7%
CBL Corp. Ltd.	7,216,000	13,395,782
Norway - 0.6%
Borregaard ASA	486,061	3,641,828
Statoil ASA	514,600	8,891,496

TOTAL NORWAY		12,533,324

Portugal - 0.2%
Energias de Portugal SA	1,173,155	3,591,699
South Africa - 0.7%
Naspers Ltd. Class N	98,700	15,071,004
Spain - 1.7%
Endesa SA	191,660	3,845,752
Gas Natural SDG SA (b)	205,240	4,079,685
Iberdrola SA	1,336,260	9,115,388
International Consolidated Airlines Group SA	1,282,900	6,351,998
Merlin Properties Socimi SA	1,131,100	11,936,395

TOTAL SPAIN		35,329,218

Sweden - 3.1%
Alfa Laval AB	512,500	8,077,420
Atlas Copco AB (A Shares)	563,600	14,637,902
Lundin Petroleum AB (a)	213,073	3,882,855
Nordea Bank AB	2,055,000	17,433,895
Rezidor Hotel Group AB (b)	2,504,150	10,391,481
Svenska Cellulosa AB (SCA) (B Shares)	260,300	8,363,612

TOTAL SWEDEN		62,787,165

Switzerland - 6.1%
Adecco SA (Reg.)	194,102	9,790,133
Credit Suisse Group AG	922,877	9,830,873
Nestle SA	345,562	26,773,568
Novartis AG	505,160	41,695,175
Roche Holding AG (participation certificate)	30,849	8,140,429
Sika AG	1,810	7,589,440
Zurich Insurance Group AG	79,493	19,665,197

TOTAL SWITZERLAND		123,484,815

Taiwan - 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,236,000	6,238,929
Thailand - 1.3%
Kasikornbank PCL (For. Reg.)	2,647,300	13,044,219
TISCO Financial Group PCL	9,513,500	13,436,686

TOTAL THAILAND		26,480,905

United Kingdom - 19.1%
Aldermore Group PLC (a)	2,483,455	3,947,158
Antofagasta PLC	813,400	5,086,197
Associated British Foods PLC	172,300	6,278,328
Aviva PLC	2,517,815	13,272,132
BAE Systems PLC	2,012,700	14,090,034
Bellway PLC	335,600	8,513,354
BP PLC	1,414,300	8,278,630
British American Tobacco PLC:
(United Kingdom)	242,500	15,721,044
sponsored ADR	42,000	5,438,160
Britvic PLC	691,600	5,411,935
BT Group PLC	1,123,490	6,175,374
Cairn Energy PLC (a)	872,867	2,427,504
Centrica PLC	1,778,400	5,377,870
Coca-Cola European Partners PLC	64,900	2,316,281
Countrywide PLC	1,011,200	3,316,750
Diageo PLC	602,555	16,832,773
Essentra PLC	1,387,800	9,521,695
GlaxoSmithKline PLC	1,310,000	28,132,264
Howden Joinery Group PLC	1,982,850	10,184,048
HSBC Holdings PLC (United Kingdom)	1,881,100	11,654,455
Imperial Tobacco Group PLC	61,547	3,337,865
Informa PLC	763,422	7,444,391
International Personal Finance PLC	1,232,015	4,692,034
ITV PLC	1,927,988	4,622,690
Lloyds Banking Group PLC	24,578,300	17,801,844
London Stock Exchange Group PLC	188,700	6,411,738
Mondi PLC	578,500	10,830,951
Moneysupermarket.com Group PLC	2,013,500	7,295,062
National Grid PLC	800,640	11,773,674
Prudential PLC	929,210	15,767,680
Reckitt Benckiser Group PLC	173,300	17,377,080
Rio Tinto PLC	461,900	14,349,635
Royal Dutch Shell PLC:
Class A (United Kingdom)	499,711	13,724,646
Class B (United Kingdom)	433,915	11,988,458
Schroders PLC	219,600	6,939,507
Shawbrook Group PLC (a)	1,865,400	4,244,510
St. James's Place Capital PLC	644,300	6,794,646
Standard Chartered PLC (Hong Kong)	1,773,622	13,275,660
Victrex PLC	209,200	4,235,203
Virgin Money Holdings Uk PLC	1,434,000	4,810,918
Vodafone Group PLC	5,666,228	17,275,530

TOTAL UNITED KINGDOM		386,969,708

United States of America - 4.9%
Amgen, Inc.	35,000	5,325,250
Biogen, Inc. (a)	9,000	2,176,380
Chevron Corp.	61,300	6,426,079
ConocoPhillips Co.	219,200	9,557,120
Constellation Brands, Inc. Class A (sub. vtg.)	47,700	7,889,580
Edgewell Personal Care Co. (a)	75,700	6,389,837
Freeport-McMoRan, Inc.	413,200	4,603,048
Macy's, Inc.	145,700	4,896,977
Mead Johnson Nutrition Co. Class A	71,100	6,452,325
Molson Coors Brewing Co. Class B	103,400	10,456,842
Monster Beverage Corp.	68,600	11,024,706
Newell Brands, Inc.	162,600	7,897,482
Reynolds American, Inc.	158,100	8,526,333
The Hain Celestial Group, Inc. (a)	53,800	2,676,550
WhiteWave Foods Co. (a)	83,700	3,928,878

TOTAL UNITED STATES OF AMERICA		98,227,387

TOTAL COMMON STOCKS
(Cost $1,973,282,033)		1,963,768,281

Nonconvertible Preferred Stocks - 0.6%
Germany - 0.6%
Porsche Automobil Holding SE (Germany)
(Cost $11,322,187)	240,100	11,097,869
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.28% to 0.29% 8/25/16 (Cost $809,649)(c)	810,000	809,721
	Shares	Value

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 0.43% (d)	37,628,707	37,628,707
Fidelity Securities Lending Cash Central Fund, 0.46% (d)(e)	31,598,014	31,598,014
TOTAL MONEY MARKET FUNDS
(Cost $69,226,721)		69,226,721
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $2,054,640,590)		2,044,902,592
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(19,763,069)
NET ASSETS - 100%		$2,025,139,523

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
62 ICE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2016	5,007,120	$(230,761)
4 TME S&P/TSX 60 Index Contracts (Canada)	Sept. 2016	504,230	(8,778)
TOTAL FUTURES CONTRACTS			$(239,539)

The face value of futures purchased as a percentage of Net Assets is 0.3%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $484,833.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$113,330
Fidelity Securities Lending Cash Central Fund	1,024,787
Total	$1,138,117

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$223,530,964	$17,985,161	$205,545,803	$--
Consumer Staples	241,466,492	76,017,736	165,448,756	--
Energy	130,118,699	58,362,481	71,756,218	--
Financials	489,977,454	62,370,662	427,606,792	--
Health Care	225,956,804	28,660,502	197,296,302	--
Industrials	258,632,934	10,443,517	248,189,417	--
Information Technology	90,777,010	22,248,307	68,528,703	--
Materials	140,305,023	25,395,467	114,909,556	--
Telecommunication Services	99,969,918	13,659,172	86,310,746	--
Utilities	74,130,852	3,133,072	70,997,780	--
Government Obligations	809,721	--	809,721	--
Money Market Funds	69,226,721	69,226,721	--	--
Total Investments in Securities:	$2,044,902,592	$387,502,798	$1,657,399,794	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(239,539)	$(239,539)	$--	$--
Total Liabilities	$(239,539)	$(239,539)	$--	$--
Total Derivative Instruments:	$(239,539)	$(239,539)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$555,122,460
Level 2 to Level 1	$7,150,443

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $2,066,330,946. Net unrealized depreciation aggregated $21,428,354, of which $208,484,175 related to appreciated investment securities and $229,912,529 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Materials Central Fund

June 30, 2016

MTCIP-QTLY-0816
1.851903.109

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Chemicals - 72.0%
Commodity Chemicals - 8.0%
LyondellBasell Industries NV Class A	225,930	$16,813,711
Olin Corp.	213,400	5,300,856
Orion Engineered Carbons SA	331,300	5,264,357
Trinseo SA	40,500	1,738,665
Westlake Chemical Corp.	44,200	1,897,064
		31,014,653
Diversified Chemicals - 28.0%
E.I. du Pont de Nemours & Co.	810,475	52,518,780
Eastman Chemical Co.	396,789	26,941,973
Ingevity Corp. (a)	181,301	6,171,486
The Dow Chemical Co.	466,400	23,184,744
		108,816,983
Fertilizers & Agricultural Chemicals - 10.3%
CF Industries Holdings, Inc.	353,090	8,509,469
Monsanto Co.	278,834	28,834,224
Potash Corp. of Saskatchewan, Inc.	181,300	2,946,941
		40,290,634
Specialty Chemicals - 25.7%
Ashland, Inc.	148,400	17,031,868
Axalta Coating Systems (a)	51,200	1,358,336
Ecolab, Inc.	210,848	25,006,573
Frutarom Industries Ltd.	71,600	3,291,101
NewMarket Corp.	13,895	5,757,810
PPG Industries, Inc.	257,400	26,808,210
Valspar Corp.	41,200	4,450,836
W.R. Grace & Co.	224,396	16,428,031
		100,132,765

TOTAL CHEMICALS		280,255,035

Construction Materials - 4.5%
Construction Materials - 4.5%
Eagle Materials, Inc.	229,357	17,694,893
Containers & Packaging - 18.9%
Metal & Glass Containers - 5.0%
Ball Corp. (b)	270,810	19,576,855
Paper Packaging - 13.9%
Graphic Packaging Holding Co.	1,654,476	20,747,129
Sealed Air Corp.	108,300	4,978,551
WestRock Co.	726,608	28,243,253
		53,968,933

TOTAL CONTAINERS & PACKAGING		73,545,788

Metals & Mining - 3.1%
Diversified Metals & Mining - 3.1%
Compass Minerals International, Inc.	71,160	5,279,360
Rio Tinto PLC	212,200	6,592,320
		11,871,680
Trading Companies & Distributors - 0.8%
Trading Companies & Distributors - 0.8%
Nexeo Solutions, Inc. (a)(b)	42,400	380,752
Nexeo Solutions, Inc. (a)(c)	300,000	2,559,300
		2,940,052
TOTAL COMMON STOCKS
(Cost $346,462,348)		386,307,448

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 0.43% (d)	4,052,004	4,052,004
Fidelity Securities Lending Cash Central Fund, 0.46% (d)(e)	6,460,550	6,460,550
TOTAL MONEY MARKET FUNDS
(Cost $10,512,554)		10,512,554
TOTAL INVESTMENT PORTFOLIO - 102.0%
(Cost $356,974,902)		396,820,002
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(7,619,476)
NET ASSETS - 100%		$389,200,526

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,559,300 or 0.7% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Nexeo Solutions, Inc.	6/9/16	$3,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,585
Fidelity Securities Lending Cash Central Fund	13,875
Total	$25,460

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$386,307,448	$377,155,828	$9,151,620	$--
Money Market Funds	10,512,554	10,512,554	--	--
Total Investments in Securities:	$396,820,002	$387,668,382	$9,151,620	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $358,468,007. Net unrealized appreciation aggregated $38,351,995, of which $54,165,441 related to appreciated investment securities and $15,813,446 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Real Estate Equity Central Fund

June 30, 2016

REE-QTLY-0816
1.9862252.101

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Hotels, Restaurants & Leisure - 1.0%
Hotels, Resorts & Cruise Lines - 1.0%
Hilton Worldwide Holdings, Inc.	108,300	$2,439,999
Real Estate Investment Trusts - 97.2%
REITs - Apartments - 13.7%
AvalonBay Communities, Inc.	43,450	7,837,946
Equity Residential (SBI)	54,200	3,733,296
Essex Property Trust, Inc.	32,200	7,344,498
Mid-America Apartment Communities, Inc.	72,400	7,703,360
UDR, Inc.	197,700	7,299,084
		33,918,184
REITs - Diversified - 10.5%
Digital Realty Trust, Inc.	18,800	2,049,012
DuPont Fabros Technology, Inc.	48,200	2,291,428
Equinix, Inc.	10,900	4,226,257
Forest City Realty Trust, Inc.	200,700	4,477,617
Liberty Property Trust (SBI)	81,900	3,253,068
NorthStar Realty Finance Corp.	97,700	1,116,711
Outfront Media, Inc.	109,000	2,634,530
Store Capital Corp.	132,600	3,905,070
WP Carey, Inc.	29,000	2,013,180
		25,966,873
REITs - Health Care - 11.6%
Healthcare Realty Trust, Inc.	207,000	7,242,930
Healthcare Trust of America, Inc.	51,510	1,665,833
Medical Properties Trust, Inc.	33,846	514,798
Sabra Health Care REIT, Inc.	153,900	3,175,727
Ventas, Inc.	175,100	12,750,782
Welltower, Inc.	47,050	3,583,799
		28,933,869
REITs - Hotels - 3.6%
Ashford Hospitality Prime, Inc.	59,691	844,031
Chesapeake Lodging Trust	36,600	850,950
FelCor Lodging Trust, Inc.	529,000	3,295,670
Host Hotels & Resorts, Inc.	216,700	3,512,707
MGM Growth Properties LLC	14,100	376,188
		8,879,546
REITs - Management/Investment - 7.3%
Coresite Realty Corp.	91,100	8,079,659
Empire State Realty Trust, Inc.	246,300	4,677,237
National Retail Properties, Inc.	106,100	5,487,492
		18,244,388
REITs - Manufactured Homes - 0.6%
Equity Lifestyle Properties, Inc.	17,841	1,428,172
REITs - Office Property - 15.7%
Boston Properties, Inc.	96,600	12,741,540
Douglas Emmett, Inc.	105,600	3,750,912
Highwoods Properties, Inc. (SBI)	31,400	1,657,920
Mack-Cali Realty Corp.	290,458	7,842,366
New York (REIT), Inc.	64,600	597,550
Parkway Properties, Inc.	86,500	1,447,145
SL Green Realty Corp.	16,900	1,799,343
VEREIT, Inc.	891,100	9,035,754
		38,872,530
REITs - Regional Malls - 12.2%
General Growth Properties, Inc.	104,400	3,113,208
Pennsylvania Real Estate Investment Trust (SBI)	91,000	1,951,950
Simon Property Group, Inc.	110,100	23,880,688
Taubman Centers, Inc.	17,000	1,261,400
		30,207,246
REITs - Shopping Centers - 8.1%
Brixmor Property Group, Inc.	82,400	2,180,304
Cedar Shopping Centers, Inc.	294,979	2,191,694
Federal Realty Investment Trust (SBI)	28,400	4,701,620
Kite Realty Group Trust	42,800	1,199,684
Ramco-Gershenson Properties Trust (SBI)	96,800	1,898,248
Urban Edge Properties	249,150	7,439,619
WP Glimcher, Inc.	43,600	487,884
		20,099,053
REITs - Single Tenant - 1.1%
Agree Realty Corp.	58,300	2,812,392
REITs - Storage - 7.2%
Extra Space Storage, Inc.	107,100	9,911,034
Public Storage	31,400	8,025,526
		17,936,560
REITs - Warehouse/Industrial - 5.0%
DCT Industrial Trust, Inc.	174,675	8,391,387
Prologis, Inc.	32,400	1,588,896
Terreno Realty Corp.	95,601	2,473,198
		12,453,481
Specialized REITs - 0.6%
Gaming & Leisure Properties	46,200	1,592,976

TOTAL REAL ESTATE INVESTMENT TRUSTS		241,345,270

TOTAL COMMON STOCKS
(Cost $209,715,232)		243,785,269

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 0.43% (a)
(Cost $3,426,523)	3,426,523	3,426,523
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $213,141,755)		247,211,792
NET OTHER ASSETS (LIABILITIES) - 0.4%		1,058,611
NET ASSETS - 100%		$248,270,403

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,142
Total	$10,142

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $213,841,972. Net unrealized appreciation aggregated $33,369,820, of which $38,773,879 related to appreciated investment securities and $5,404,059 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Telecom Services Central Fund

June 30, 2016

TSCIP-QTLY-0816
1.851904.109

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Communications Equipment - 0.2%
Communications Equipment - 0.2%
NetScout Systems, Inc. (a)	37,600	$836,600
Diversified Financial Services - 0.5%
Other Diversified Financial Services - 0.5%
Broadcom Ltd.	13,000	2,020,200
Diversified Telecommunication Services - 66.8%
Alternative Carriers - 17.8%
8x8, Inc. (a)	596,217	8,710,730
Cogent Communications Group, Inc.	291,402	11,673,564
Globalstar, Inc. (a)(b)	1,204,895	1,457,923
Iliad SA	6,441	1,300,207
Iridium Communications, Inc. (a)(b)	577,894	5,131,699
Level 3 Communications, Inc. (a)	316,477	16,295,401
Lumos Networks Corp. (a)	616,606	7,460,933
Vonage Holdings Corp. (a)	880,129	5,368,787
Zayo Group Holdings, Inc. (a)	404,239	11,290,395
		68,689,639
Integrated Telecommunication Services - 49.0%
AT&T, Inc.	1,957,339	84,576,617
Atlantic Tele-Network, Inc.	85,100	6,621,631
Bharti Infratel Ltd.	331,330	1,697,535
CenturyLink, Inc.	392,405	11,383,669
Cincinnati Bell, Inc. (a)	1,211,247	5,535,399
Consolidated Communications Holdings, Inc. (b)	129,400	3,524,856
FairPoint Communications, Inc. (a)(b)	117,000	1,717,560
Frontier Communications Corp. (b)	1,866,753	9,221,760
General Communications, Inc. Class A (a)	131,128	2,071,822
IDT Corp. Class B	36,081	511,989
SBA Communications Corp. Class A (a)	147,264	15,895,676
Spark New Zealand Ltd.	840,809	2,131,199
Verizon Communications, Inc.	733,906	40,981,311
Windstream Holdings, Inc. (b)	320,878	2,974,539
		188,845,563

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		257,535,202

Internet Software & Services - 0.9%
Internet Software & Services - 0.9%
Gogo, Inc. (a)(b)	342,700	2,875,253
GTT Communications, Inc. (a)	38,325	708,246
		3,583,499
Media - 8.1%
Cable & Satellite - 7.7%
Altice NV Class A (a)(b)	259,275	3,871,350
Charter Communications, Inc. Class A	42,677	9,757,669
Comcast Corp. Class A	87,100	5,678,049
DISH Network Corp. Class A (a)	69,200	3,626,080
Liberty Global PLC:
Class C (a)	133,364	3,820,879
LiLAC Class C (a)	5,597	181,847
Megacable Holdings S.A.B. de CV unit	286,900	1,162,348
NOS SGPS SA	249,200	1,508,079
		29,606,301
Movies & Entertainment - 0.4%
Twenty-First Century Fox, Inc. Class A	52,800	1,428,240

TOTAL MEDIA		31,034,541

Real Estate Investment Trusts - 5.0%
Specialized REITs - 5.0%
American Tower Corp.	169,798	19,290,751
Software - 0.4%
Application Software - 0.4%
Synchronoss Technologies, Inc. (a)	50,600	1,612,116
Wireless Telecommunication Services - 14.7%
Wireless Telecommunication Services - 14.7%
Boingo Wireless, Inc. (a)	2,355	21,007
KDDI Corp.	97,000	2,949,744
Leap Wireless International, Inc. rights (a)	300	984
Millicom International Cellular SA	18,500	1,130,165
Shenandoah Telecommunications Co.	129,474	5,057,254
Sprint Corp. (a)(b)	1,402,763	6,354,516
T-Mobile U.S., Inc. (a)	449,975	19,470,418
Telephone & Data Systems, Inc.	325,011	9,639,826
U.S. Cellular Corp. (a)	51,800	2,034,186
Vodafone Group PLC	3,344,400	10,196,604
		56,854,704
TOTAL COMMON STOCKS
(Cost $271,559,962)		372,767,613

Nonconvertible Preferred Stocks - 1.3%
Diversified Telecommunication Services - 1.3%
Integrated Telecommunication Services - 1.3%
Telecom Italia SpA (Risparmio Shares)
(Cost $5,422,964)	7,857,900	5,055,607

Money Market Funds - 8.2%
Fidelity Cash Central Fund, 0.43% (c)	5,439,585	5,439,585
Fidelity Securities Lending Cash Central Fund, 0.46% (c)(d)	26,263,399	26,263,399
TOTAL MONEY MARKET FUNDS
(Cost $31,702,984)		31,702,984
TOTAL INVESTMENT PORTFOLIO - 106.1%
(Cost $308,685,910)		409,526,204
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(23,627,159)
NET ASSETS - 100%		$385,899,045

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,946
Fidelity Securities Lending Cash Central Fund	166,867
Total	$175,813

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$372,767,613	$351,243,110	$21,523,519	$984
Nonconvertible Preferred Stocks	5,055,607	--	5,055,607	--
Money Market Funds	31,702,984	31,702,984	--	--
Total Investments in Securities:	$409,526,204	$382,946,094	$26,579,126	$984

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $309,651,728. Net unrealized appreciation aggregated $99,874,476, of which $105,684,349 related to appreciated investment securities and $5,809,873 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Utilities Central Fund

June 30, 2016

UTCIP-QTLY-0816
1.851905.109

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Electric Utilities - 49.7%
Electric Utilities - 49.7%
American Electric Power Co., Inc.	198,417	$13,907,048
Edison International	256,483	19,921,035
Emera, Inc.	85,200	3,206,335
Exelon Corp.	787,318	28,626,882
FirstEnergy Corp.	498,888	17,416,180
ITC Holdings Corp.	267,700	12,533,714
NextEra Energy, Inc.	584,742	76,250,352
OGE Energy Corp.	197,149	6,456,630
PG&E Corp.	616,093	39,380,665
PNM Resources, Inc.	270,700	9,593,608
PPL Corp.	473,926	17,890,707
Westar Energy, Inc.	88,600	4,969,574
		250,152,730
Gas Utilities - 1.0%
Gas Utilities - 1.0%
South Jersey Industries, Inc.	153,500	4,853,670
Independent Power and Renewable Electricity Producers - 7.7%
Independent Power Producers & Energy Traders - 5.1%
Calpine Corp. (a)	1,088,722	16,058,650
Dynegy, Inc. (a)	346,090	5,966,592
NRG Yield, Inc. Class C	90,753	1,414,839
The AES Corp.	167,800	2,094,144
		25,534,225
Renewable Electricity - 2.6%
NextEra Energy Partners LP	288,300	8,758,554
Pattern Energy Group, Inc. (b)	202,150	4,643,386
		13,401,940

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		38,936,165

Multi-Utilities - 40.5%
Multi-Utilities - 40.5%
Ameren Corp.	99,200	5,315,136
Avangrid, Inc.	617,300	28,432,838
Black Hills Corp.	190,164	11,987,939
CenterPoint Energy, Inc.	394,102	9,458,448
Dominion Resources, Inc.	612,207	47,709,292
DTE Energy Co.	242,006	23,987,635
NiSource, Inc.	209,173	5,547,268
SCANA Corp.	174,896	13,232,631
Sempra Energy	508,779	58,010,982
		203,682,169
Oil, Gas & Consumable Fuels - 0.7%
Oil & Gas Storage & Transport - 0.7%
Cheniere Energy Partners LP Holdings LLC	173,972	3,467,262
TOTAL COMMON STOCKS
(Cost $394,010,963)		501,091,996

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 0.43% (c)	3,006,482	3,006,482
Fidelity Securities Lending Cash Central Fund, 0.46% (c)(d)	4,648,300	4,648,300
TOTAL MONEY MARKET FUNDS
(Cost $7,654,782)		7,654,782
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $401,665,745)		508,746,778
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(5,485,859)
NET ASSETS - 100%		$503,260,919

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,169
Fidelity Securities Lending Cash Central Fund	15,018
Total	$41,187

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $404,072,989. Net unrealized appreciation aggregated $104,673,789, of which $108,948,525 related to appreciated investment securities and $4,274,736 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 26, 2016